united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

17605 Wright Street, Omaha, Nebraska, 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

*	Explanatory note

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2016, originally filed with the Securities and Exchange Commission on June 10, 2016 (Accession Number 0001580642-16-009323) to restate our financial statements for the period ended March 31, 2016 to reflect the revaluing of Mortgage Notes to include deferred balances in the Fund’s third-party valuation service model and information relating to step rate loans during the period of October 13, 2015 through September 23, 2016.

The effects of this restatement on our financial statements for the period ended March 31, 2016 are described in Note 9 to the financial statements.

For the convenience of the reader, we are refiling our entire report on Form N-CSR for the period ended March 31, 2016 by means of this amended Form N-CSR. However, except for the information affected by the restatement, we have not updated the information contained herein for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to speak as of the date of the original filing.

Vertical Capital Income Fund
Cusip: 92535C104
VCAPX

Semi-Annual Report
March 31, 2016

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

May 27, 2016

Dear Shareholder,

We are pleased to report a successful mid-year update for Vertical Capital Income Fund (the “Fund”). Consistent with our primary investment objective to seek current income, the Fund once again paid continuous monthly dividends of approximately $0.20 per share from current earnings for the six-month period ended March 31, 2016. In addition, a special distribution of approximately $0.35 per share was paid in December 2015 as a result of net capital gains realized on loan sales and early loan payoffs during the last fiscal year, ending September 30, 2015. For the six-month period ended March 31, 2016, the Fund produced a total return (load waived) of 8.44%1, compared to one of its key benchmarks, the Barclays Capital Mortgage Backed Securities Index, which reported a total return of 1.87%. Including the maximum load, the Fund’s total return was 3.59%. Since inception, the Fund has produced an annualized total return of 9.41%. By contrast, the SEC Yield, as of March 31, 2016, totaled 2.27%.

Update on Fund Strategy and Economic Outlook

During the last six months, equity markets have been volatile, causing many global investors to seek comfort in the U.S. Treasury market. This has driven interest rates down and caused a flattening of the yield curve; and as such, the 10-year Treasury yield now hovers at less than 2%. The Fed continues to send signals that it would like to raise short-term rates, but has not yet done so. Domestic interest rate policy continues to balance the effects of a potentially stronger dollar and whether it will negatively influence continued economic recovery, both in the U.S. and beyond. The outcome of the U.S. presidential election, terrorist attacks in Europe, the unsettled situation in the Middle East, and other negative world events continue to weigh heavily on investors and have resulted in increased demands for principal investment safety coupled with stable current yield.

The Fund’s primary investment objective is to generate current income, which it does primarily by investing in whole residential mortgage loans at a discount to their unpaid principal balance—thereby increasing the returns that would otherwise be generated based on the loans’ contractual interest rates.

The Fund does this by acquiring loans that are not eligible for purchase and securitization by U.S. government sponsored entities (GSEs) such as Fannie Mae and Freddie Mac. Such loans typically include technicalities that, in our opinion, do not materially affect the collectability of their principal and interest.

Our ability to find loans that meet the Fund’s targeted investment criteria depends largely on two factors:

●	The volume of new loan originations. The market is very large and new mortgage originations remain at healthy levels, exceeding $375 billion in the fourth quarter of 2015.

●	The percentage of new loans that do not meet GSE criteria for securitization. Although precise data does not exist in this regard, we know it is harder for financial institutions to originate loans that consistently meet all GSE purchase standards under the current regulatory environment.

1	A significant portion of the total return for the period is the result of a change in the pricing model used to value the mortgage notes owned by the Fund.

We believe we will continue to see quality opportunities to invest in mortgage instruments that generate attractive yields over the mid-term bond market, including this segment of the residential mortgage market, as well as other segments such as non-prime, re-performing and jumbo loans, for example. That said, the current yield of our portfolio—net of the cost of administering the Fund—will at times be higher or lower than market benchmarks.

Consistent with past history, we continue to see a number of loans prepaid before maturity, allowing the Fund to capture the differences between cost bases and its unpaid principal balances as capital gains. The Fund has not sold assets during this reporting period; however, we continue to evaluate the benefits of asset sales and reinvestment to improve the quantitative and qualitative aspects of the portfolio.

Fund Results of Operations and Liquidity

Overall, the Fund is in good financial condition. It began the fiscal year with $160 million in assets under management, which increased to $173 million as of March 31, 2016. The increase reflects new capital investment, net of redemptions and an increase in the underlying value of the assets.

Furthermore, the Fund continues to employ very low leverage—less than 8% of total assets—and began and ended this period with positive net working capital positions. The Fund continues to hold cash, which is somewhat dilutive to returns in the short term, primarily to satisfy potential redemption requests and the pending extension of the Fund’s line of credit.

We look forward to another successful year and thank you for your investment in the Vertical Capital Income Fund.

Sincerely,

Michael D. Cohen
President

Past performance is neither indicative nor a guarantee of future results. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until 1/31/17, to ensure that the net annual Fund operating expenses will not exceed 1.85% (excluding Acquired Fund Fees and Expenses), subject to possible recoupment from the Fund in future years. Results shown reflect the Fund’s expense ratio, without which the results could have been lower. Without these waivers, the Fund’s total annual operating expenses would be 2.83%, and returns would have been lower. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please go to provasicapital.com or call 866.655.3600.

This material contains forward-looking statements relating to the business and financial outlook of Vertical Capital Income Fund that are based on our current expectations, estimates, forecasts and projections and are not guarantees of future performance. There is no assurance that the Fund will achieve its investment objective. Actual results may differ materially from those expressed in these forward-looking statements, and you should not place undue reliance on any such statements. A number of important factors could cause actual results to differ materially from the forward-looking statements contained in this material.

Barclays U.S. MBS Index (mortgage backed securities) covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Investors cannot directly invest in an index, and unmanaged index returns do not reflect fees, expenses, or sales charges.

The Fund’s distribution rate may be affected by numerous factors, including changes in realized and projected market returns, Fund performance, and other factors. There can be no assurance that an unanticipated change in market conditions or other unforeseen factors will not result in a change in the Fund’s distribution rate at a future time. The Fund’s distribution amounts were calculated based on the ordinary income received from the underlying investments, any short-term capital gains realized from the disposition of such investments will be paid out annually. A portion of the distributions may consist of a return of capital based on the character of the distributions received from the underlying holdings. Distributions shown are Cumulative.

Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. The Fund will not invest in real estate directly, but, because the Fund will invest the majority of its assets in securities secured by real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

SEC Yield calculated according to SEC form N-1A. The Adviser and the Fund have entered into an expense limitation agreement. The Fund’s SEC Yield without the expense limitation is 3.40% as of June 30, 2015 and 3.76% as of March 31, 2015.

7391-NLS-5/31/2016

Vertical Capital Income Fund
PERFORMANCE (Unaudited)
Since Inception through March 31, 2016*

	Six	One	Three	Since
	Months	Year	Years	Inception*
The Vertical Capital Income Fund	8.44%	11.96%	9.97%	9.41%
The Vertical Capital Income Fund with load	3.59%	6.88%	8.29%	8.23%
Barclays Capital Mortgage Backed Securities Index	1.87%	2.43%	2.70%	2.50%

*	The Fund commenced operations on December 30, 2011. The performance of the Fund is based on average annual returns.

The Barclays Capital Mortgage Backed Securities Index is an unmanaged index composed of mortgage-backed securities of Ginnie Mae, Freddie Mac and Fannie Mae. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, is 2.67% per the December 18, 2015 Prospectus. The table does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end,please call 1-866-277-VCIF.

PORTFOLIO COMPOSITION** (Unaudited)

Mortgage Notes	99.5%
Other Investments	0.5%
100.0%

** Based on Investments at Value as of March 31, 2016.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
120,926	Loan ID 200003	Balloon	7.250%	9/1/2035	$113,152
274,395	Loan ID 200004	Fixed	7.990%	10/1/2036	288,114
71,462	Loan ID 200006	ARM	7.990%	1/1/2036	75,035
52,027	Loan ID 200008	ARM	4.000%	3/28/2035	54,628
51,738	Loan ID 200012	ARM	9.800%	7/1/2037	44,184
57,573	Loan ID 200013	Fixed	5.250%	9/1/2040	51,768
38,401	Loan ID 200015	Fixed	7.000%	8/1/2030	7,107
40,377	Loan ID 200016	ARM	10.375%	1/1/2031	42,396
54,303	Loan ID 200018	Fixed	7.000%	1/1/2033	53,631
62,169	Loan ID 200019	Fixed	4.000%	12/1/2036	65,277
78,565	Loan ID 200020	Fixed	5.630%	7/1/2033	82,493
101,102	Loan ID 200023	Fixed	5.875%	12/1/2050	82,657
136,919	Loan ID 200025	ARM	2.875%	3/1/2034	143,765
205,980	Loan ID 200026	Fixed	4.750%	1/1/2050	133,236
228,102	Loan ID 200028	Fixed	4.750%	6/1/2050	220,889
220,423	Loan ID 200029	Fixed	5.310%	7/1/2037	163,029
281,249	Loan ID 200031	Fixed	5.000%	1/1/2051	295,311
341,333	Loan ID 200032	Fixed	3.130%	1/1/2051	326,741
565,629	Loan ID 200035	Fixed	3.000%	11/1/2050	477,381
67,862	Loan ID 200036	Fixed	7.940%	1/12/2034	71,255
166,527	Loan ID 200037	Fixed	7.800%	5/1/2035	174,853
123,282	Loan ID 200041	Fixed	4.875%	8/1/2039	120,697
42,095	Loan ID 200042	Fixed	7.000%	12/1/2037	44,200
64,090	Loan ID 200043	Fixed	6.125%	7/1/2039	67,294
122,660	Loan ID 200045	Fixed	5.625%	12/1/2038	128,793
39,162	Loan ID 200046	Fixed	8.000%	7/1/2027	41,120
53,919	Loan ID 200048	Fixed	5.500%	8/1/2039	56,615
242,800	Loan ID 200049	Fixed	3.875%	3/1/2042	238,481
89,285	Loan ID 200051	Fixed	6.500%	10/1/2040	30,587
160,387	Loan ID 200052	Fixed	5.125%	5/1/2040	156,812
61,556	Loan ID 200053	Fixed	4.000%	9/1/2042	31,055
56,842	Loan ID 200054	Fixed	8.250%	3/1/2039	59,684
84,552	Loan ID 200055	Fixed	10.000%	1/5/2036	88,779
127,883	Loan ID 200057	ARM	2.625%	10/1/2036	116,410
60,184	Loan ID 200059	Fixed	6.000%	8/1/2039	56,719
35,540	Loan ID 200060	Fixed	5.750%	8/1/2039	37,317
32,695	Loan ID 200061	Fixed	5.750%	7/1/2024	34,329
27,065	Loan ID 200065	ARM	6.875%	1/1/2037	24,671
225,537	Loan ID 200072	Fixed	5.040%	2/1/2051	236,814
177,491	Loan ID 200073	Fixed	5.210%	2/1/2026	186,366
162,722	Loan ID 200074	Fixed	5.110%	2/1/2031	170,859
207,708	Loan ID 200075	Fixed	4.250%	2/1/2042	215,185
172,614	Loan ID 200076	Fixed	4.250%	12/1/2041	160,570
74,649	Loan ID 200077	Fixed	3.750%	8/1/2042	76,327

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$33,976	Loan ID 200078	Fixed	7.000%	8/1/2036	$29,784
137,384	Loan ID 200079	Fixed	2.000%	8/1/2049	47,985
139,938	Loan ID 200081	Fixed	2.000%	9/1/2037	44,723
68,687	Loan ID 200082	Fixed	8.250%	4/1/2040	62,308
189,221	Loan ID 200084	Fixed	7.000%	3/1/2039	164,871
199,648	Loan ID 200086	Fixed	2.000%	11/1/2050	109,306
225,761	Loan ID 200087	Fixed	5.000%	3/1/2051	172,914
125,211	Loan ID 200088	Fixed	7.000%	6/1/2039	108,871
267,749	Loan ID 200089	Fixed	2.000%	3/1/2052	173,847
275,392	Loan ID 200090	Fixed	2.000%	11/1/2036	64,845
286,575	Loan ID 200091	Fixed	2.000%	11/1/2051	185,073
264,950	Loan ID 200092	Fixed	2.375%	5/1/2036	171,826
137,237	Loan ID 200093	Fixed	4.000%	2/1/2038	122,955
234,518	Loan ID 200094	ARM	2.625%	9/1/2037	164,497
385,758	Loan ID 200100	Fixed	2.000%	7/1/2037	346,407
74,948	Loan ID 200102	Fixed	8.250%	3/1/2040	68,182
118,700	Loan ID 200105	Fixed	2.000%	12/1/2050	75,928
95,078	Loan ID 200106	Fixed	2.000%	2/1/2052	67,266
445,926	Loan ID 200107	Fixed	2.000%	7/1/2052	216,813
189,137	Loan ID 200108	Fixed	3.000%	6/1/2047	114,693
114,139	Loan ID 200110	Fixed	8.250%	8/1/2039	103,851
206,929	Loan ID 200111	Fixed	5.000%	11/1/2050	122,376
305,250	Loan ID 200112	Fixed	4.000%	9/1/2049	89,519
126,933	Loan ID 200114	Fixed	2.000%	10/1/2051	74,232
267,269	Loan ID 200115	Fixed	2.000%	11/1/2051	127,527
149,341	Loan ID 200116	Fixed	7.125%	3/1/2039	130,223
408,957	Loan ID 200125	Fixed	2.000%	5/1/2051	207,231
127,136	Loan ID 200126	Fixed	8.250%	8/1/2039	115,765
141,983	Loan ID 200127	Fixed	5.000%	8/1/2039	108,510
73,464	Loan ID 200128	Fixed	3.000%	7/1/2037	34,787
464,263	Loan ID 200129	Fixed	4.625%	3/1/2052	343,563
35,640	Loan ID 200131	Fixed	3.875%	11/1/2027	36,765
232,155	Loan ID 200133	Fixed	3.490%	1/1/2043	234,752
187,527	Loan ID 200134	Fixed	3.750%	12/1/2042	190,244
125,507	Loan ID 200135	Fixed	4.375%	12/1/2042	131,782
240,271	Loan ID 200136	Fixed	2.875%	10/1/2027	229,291
128,802	Loan ID 200137	Fixed	4.500%	9/1/2042	135,242
48,296	Loan ID 200139	Fixed	4.625%	5/1/2027	50,711
80,454	Loan ID 200141	Fixed	4.250%	2/1/2042	84,477
129,071	Loan ID 200143	Fixed	3.000%	2/1/2037	126,705
394,173	Loan ID 200145	Fixed	2.000%	8/1/2051	227,602
100,089	Loan ID 200152	ARM	3.125%	9/1/2037	83,204
99,413	Loan ID 200154	Fixed	11.050%	9/1/2037	104,383
54,243	Loan ID 200156	Fixed	8.130%	9/19/2032	56,955

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$123,204	Loan ID 200157	Fixed	3.750%	1/1/2043	$126,315
159,948	Loan ID 200158	Fixed	3.625%	12/1/2042	163,303
185,511	Loan ID 200159	Fixed	3.750%	6/1/2042	190,621
129,513	Loan ID 200160	Fixed	3.250%	2/1/2043	127,644
474,961	Loan ID 200161	Fixed	3.875%	11/1/2041	492,096
228,887	Loan ID 200162	Fixed	3.875%	7/1/2042	237,195
121,602	Loan ID 200163	Fixed	4.000%	1/1/2042	126,639
104,366	Loan ID 200164	Fixed	4.000%	7/1/2042	108,533
201,511	Loan ID 200165	Fixed	4.375%	12/1/2041	211,586
121,310	Loan ID 200166	Fixed	4.000%	2/1/2032	125,890
128,319	Loan ID 200168	Fixed	3.750%	10/1/2042	130,570
24,706	Loan ID 200169	Fixed	6.923%	9/1/2034	25,942
100,670	Loan ID 200171	Fixed	6.500%	4/1/2036	105,703
143,688	Loan ID 200172	Fixed	7.250%	2/1/2037	150,859
93,047	Loan ID 200174	Fixed	7.340%	4/1/2037	97,699
54,050	Loan ID 200175	Fixed	9.600%	5/1/2037	56,558
103,030	Loan ID 200176	Fixed	6.600%	3/1/2037	41,697
59,325	Loan ID 200177	Fixed	8.000%	1/11/2022	62,291
42,870	Loan ID 200178	Fixed	6.500%	5/10/2016	45,013
21,734	Loan ID 200179	Fixed	7.250%	7/27/2019	22,821
19,216	Loan ID 200180	Fixed	6.500%	7/8/2016	20,177
110,812	Loan ID 200181	Fixed	7.500%	3/1/2016	116,353
87,540	Loan ID 200182	Fixed	8.750%	10/10/2016	91,917
265,716	Loan ID 200183	Fixed	4.125%	12/1/2032	277,946
75,878	Loan ID 200184	Fixed	4.375%	12/1/2042	58,138
28,725	Loan ID 200185	Fixed	5.375%	6/1/2042	30,161
54,795	Loan ID 200186	Fixed	5.125%	8/1/2042	57,535
153,697	Loan ID 200188	Fixed	3.875%	2/1/2043	158,930
172,360	Loan ID 200189	Fixed	4.125%	8/1/2042	180,675
342,664	Loan ID 200190	Fixed	3.625%	11/1/2042	349,657
133,435	Loan ID 200191	Fixed	4.125%	11/1/2042	137,781
190,091	Loan ID 200192	Fixed	4.250%	11/1/2042	199,596
167,749	Loan ID 200194	Fixed	4.750%	9/1/2041	147,104
273,354	Loan ID 200195	Fixed	3.875%	3/1/2042	283,232
102,512	Loan ID 200196	Fixed	4.500%	1/1/2043	107,637
39,921	Loan ID 200197	Fixed	4.750%	11/1/2042	41,917
41,739	Loan ID 200198	Fixed	5.250%	10/1/2042	43,826
294,576	Loan ID 200199	Fixed	4.000%	9/1/2042	305,491
250,958	Loan ID 200200	Fixed	3.875%	9/1/2042	202,466
58,006	Loan ID 200201	Fixed	5.125%	8/1/2041	60,906
60,359	Loan ID 200202	Fixed	4.375%	12/1/2042	63,377
24,734	Loan ID 200206	Fixed	3.990%	12/1/2042	22,806
50,050	Loan ID 200208	Fixed	4.250%	1/1/2043	52,366
213,725	Loan ID 200209	Fixed	3.875%	8/1/2042	221,509

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$76,359	Loan ID 200210	Fixed	4.625%	5/1/2043	$80,177
137,891	Loan ID 200212	Fixed	3.875%	2/1/2042	111,184
291,635	Loan ID 200213	Fixed	4.125%	1/1/2038	240,716
59,254	Loan ID 200214	Fixed	5.750%	7/1/2039	62,217
117,784	Loan ID 200216	Fixed	5.750%	9/1/2039	117,877
147,964	Loan ID 200217	Fixed	5.250%	7/1/2040	155,363
77,055	Loan ID 200218	Fixed	4.250%	12/1/2041	41,470
203,983	Loan ID 200219	Fixed	4.250%	4/1/2043	214,183
219,522	Loan ID 200220	Fixed	3.875%	5/1/2043	196,826
169,531	Loan ID 200221	Fixed	4.250%	4/1/2043	160,576
129,145	Loan ID 200222	Fixed	4.125%	5/1/2043	119,763
253,558	Loan ID 200223	Fixed	4.125%	5/1/2043	265,534
216,260	Loan ID 200224	Fixed	4.000%	7/1/2043	196,433
83,715	Loan ID 200226	Fixed	5.250%	7/1/2041	87,901
52,226	Loan ID 200228	Fixed	4.625%	8/1/2042	54,838
166,717	Loan ID 200229	Fixed	3.750%	7/1/2042	152,108
149,989	Loan ID 200230	Fixed	3.500%	2/1/2043	129,557
133,902	Loan ID 200231	Fixed	3.625%	12/1/2042	87,367
70,624	Loan ID 200232	Fixed	3.875%	8/1/2042	73,185
182,136	Loan ID 200233	Fixed	2.990%	11/1/2027	152,319
95,639	Loan ID 200235	Fixed	3.750%	12/1/2042	98,386
322,209	Loan ID 200238	ARM	3.625%	7/1/2035	313,461
148,403	Loan ID 200242	Fixed	3.250%	10/1/2042	83,969
121,773	Loan ID 200243	Fixed	3.750%	4/1/2043	108,926
28,951	Loan ID 200244	Fixed	5.000%	5/1/2042	30,399
207,471	Loan ID 200245	Fixed	3.875%	3/1/2043	214,898
94,073	Loan ID 200286	Fixed	4.500%	7/1/2043	98,776
102,912	Loan ID 200287	Fixed	4.375%	7/1/2043	108,057
346,049	Loan ID 200288	Fixed	4.375%	11/1/2041	360,990
350,985	Loan ID 200289	Fixed	5.500%	9/1/2043	368,534
297,123	Loan ID 200290	Fixed	4.250%	4/1/2043	311,979
450,673	Loan ID 200292	Fixed	3.875%	6/1/2043	466,873
183,729	Loan ID 200294	Fixed	3.875%	2/1/2043	190,087
262,024	Loan ID 200295	Fixed	3.875%	6/1/2043	271,282
212,010	Loan ID 200296	Fixed	3.250%	2/1/2043	181,674
183,641	Loan ID 200297	Fixed	3.375%	10/1/2042	183,307
199,338	Loan ID 200299	Fixed	3.625%	10/1/2042	173,311
120,087	Loan ID 200300	Fixed	8.400%	10/20/2037	126,091
103,757	Loan ID 200302	Fixed	9.875%	10/1/2035	57,199
72,302	Loan ID 200303	Fixed	5.250%	10/1/2032	41,631
144,310	Loan ID 200304	Fixed	7.250%	10/1/2033	151,525
250,929	Loan ID 200305	Fixed	7.000%	3/1/2036	141,455
730,465	Loan ID 200306	Fixed	4.870%	5/1/2049	650,906
49,341	Loan ID 200307	Fixed	6.500%	7/1/2031	51,808

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$111,246	Loan ID 200308	ARM	6.750%	5/1/2035	$62,223
213,138	Loan ID 200309	Fixed	2.000%	12/1/2048	187,663
134,194	Loan ID 200312	Fixed	9.000%	4/1/2039	140,904
47,666	Loan ID 200313	Fixed	8.500%	3/1/2028	36,489
63,596	Loan ID 200314	Fixed	8.000%	3/1/2040	37,166
314,692	Loan ID 200315	ARM	3.500%	6/1/2037	231,300
75,986	Loan ID 200317	Fixed	7.000%	9/1/2032	79,309
281,005	Loan ID 200318	Fixed	6.500%	10/1/2036	146,182
302,956	Loan ID 200321	Fixed	2.375%	6/1/2049	145,738
552,469	Loan ID 200324	Fixed	5.500%	11/1/2037	221,028
559,114	Loan ID 200325	Fixed	6.000%	5/1/2042	189,530
78,426	Loan ID 200326	Fixed	8.375%	10/1/2036	82,348
152,627	Loan ID 200327	Fixed	6.790%	10/26/2036	149,173
114,342	Loan ID 200329	Fixed	6.880%	3/1/2036	120,059
257,232	Loan ID 200330	Fixed	7.000%	8/1/2037	252,777
104,326	Loan ID 200332	Fixed	5.775%	10/1/2037	106,522
92,008	Loan ID 200334	Fixed	7.000%	1/1/2033	74,025
275,734	Loan ID 200335	Fixed	2.000%	11/1/2052	161,746
119,600	Loan ID 200336	Fixed	7.000%	12/1/2042	55,486
45,951	Loan ID 200337	Fixed	7.000%	10/1/2034	48,249
54,042	Loan ID 200338	ARM	10.500%	8/1/2029	56,744
166,441	Loan ID 200339	Fixed	2.000%	10/1/2033	137,069
35,256	Loan ID 200340	Fixed	7.000%	3/1/2030	37,018
294,971	Loan ID 200341	Fixed	7.000%	8/1/2035	172,348
13,371	Loan ID 200342	Fixed	5.375%	10/1/2019	14,040
64,186	Loan ID 200348	Fixed	6.500%	7/1/2038	61,875
241,189	Loan ID 200349	Fixed	7.000%	1/1/2037	130,496
59,820	Loan ID 200350	Fixed	7.500%	3/1/2029	62,811
74,446	Loan ID 200352	Fixed	7.000%	8/1/2030	44,270
43,743	Loan ID 200355	ARM	7.875%	7/1/2032	40,274
105,223	Loan ID 200357	Fixed	8.500%	4/1/2027	110,484
138,200	Loan ID 200358	Fixed	3.000%	4/1/2025	120,215
30,064	Loan ID 200360	ARM	3.000%	1/1/2025	30,064
72,726	Loan ID 200361	Fixed	7.500%	1/1/2034	76,362
111,367	Loan ID 200362	Fixed	5.000%	6/1/2045	62,467
147,703	Loan ID 200363	Fixed	6.000%	3/1/2049	140,270
92,811	Loan ID 200364	Fixed	10.000%	11/1/2037	97,452
68,208	Loan ID 200366	Fixed	6.250%	1/1/2033	71,618
229,510	Loan ID 200368	Fixed	4.500%	4/1/2036	152,756
268,916	Loan ID 200369	Fixed	6.000%	4/1/2044	282,361
61,626	Loan ID 200373	Fixed	7.000%	12/1/2036	53,532
78,328	Loan ID 200374	ARM	7.000%	5/1/2034	78,328
432,353	Loan ID 200376	Fixed	2.900%	6/1/2053	313,500

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$81,205	Loan ID 200377	ARM	4.500%	10/1/2036	$60,168
233,392	Loan ID 200378	Fixed	5.500%	5/1/2045	186,584
187,454	Loan ID 200380	Fixed	4.220%	4/1/2049	82,290
290,738	Loan ID 200381	Fixed	4.780%	6/1/2037	257,360
114,030	Loan ID 200382	Fixed	4.850%	7/1/2037	30,139
394,933	Loan ID 200383	Fixed	5.030%	12/1/2046	356,046
298,813	Loan ID 200384	Fixed	5.000%	11/1/2047	253,329
147,591	Loan ID 200385	Fixed	8.250%	1/1/2040	154,970
225,164	Loan ID 200386	Fixed	6.000%	3/1/2041	213,008
76,305	Loan ID 200387	Fixed	4.000%	6/1/2039	64,682
195,819	Loan ID 200388	Fixed	4.000%	3/1/2051	135,705
122,624	Loan ID 200389	Fixed	4.820%	8/1/2047	108,526
203,397	Loan ID 200390	Fixed	4.780%	4/16/2047	152,947
179,449	Loan ID 200391	Fixed	4.000%	1/13/2035	154,519
68,359	Loan ID 200392	Fixed	10.000%	6/5/2034	39,429
106,311	Loan ID 200393	Fixed	5.070%	8/1/2037	77,440
130,871	Loan ID 200394	Fixed	7.150%	8/1/2037	129,266
81,131	Loan ID 200395	Fixed	4.860%	4/1/2047	71,944
73,956	Loan ID 200396	Fixed	10.000%	2/1/2036	77,654
119,603	Loan ID 200397	ARM	9.375%	9/1/2037	106,453
138,881	Loan ID 200398	Fixed	4.800%	2/1/2037	105,677
80,347	Loan ID 200399	Fixed	4.980%	6/1/2037	61,424
53,642	Loan ID 200403	Fixed	8.300%	10/15/2032	54,857
58,363	Loan ID 200404	Fixed	8.100%	5/1/2037	59,184
100,746	Loan ID 200405	Fixed	4.870%	12/1/2035	89,979
117,711	Loan ID 200406	Fixed	4.875%	10/1/2051	105,382
237,239	Loan ID 200407	Fixed	6.500%	4/1/2042	243,945
205,372	Loan ID 200408	Fixed	6.000%	4/1/2039	170,187
348,342	Loan ID 200409	Fixed	6.000%	2/1/2049	280,961
107,419	Loan ID 200411	Fixed	8.275%	6/1/2037	109,466
312,877	Loan ID 200412	Fixed	7.750%	8/1/2040	157,408
252,826	Loan ID 200413	Fixed	5.150%	11/1/2047	231,339
86,184	Loan ID 200415	Fixed	6.000%	4/1/2050	38,407
184,433	Loan ID 200416	Fixed	4.670%	8/1/2053	162,539
72,293	Loan ID 200417	Fixed	7.000%	5/1/2035	75,907
57,747	Loan ID 200418	Fixed	4.000%	6/1/2035	53,044
170,247	Loan ID 200419	Fixed	4.000%	12/19/2035	141,859
170,797	Loan ID 200420	Fixed	4.225%	4/10/2038	145,099
77,592	Loan ID 200421	Fixed	7.710%	8/1/2037	77,722
137,541	Loan ID 200422	Fixed	3.830%	8/1/2053	94,421
132,087	Loan ID 200423	Fixed	4.500%	6/1/2043	118,654
117,191	Loan ID 200424	Fixed	4.000%	9/1/2028	121,986
255,897	Loan ID 200427	Fixed	3.625%	3/1/2043	260,705
230,082	Loan ID 200430	Fixed	3.625%	7/1/2043	233,839

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$192,596	Loan ID 200431	Fixed	4.625%	7/1/2043	$202,226
311,418	Loan ID 200432	Fixed	4.875%	5/1/2043	326,989
131,304	Loan ID 200433	Fixed	4.250%	8/1/2043	137,870
162,753	Loan ID 200434	Fixed	5.250%	10/1/2043	170,891
200,998	Loan ID 200435	Fixed	4.625%	11/1/2052	192,829
217,986	Loan ID 200436	Fixed	3.750%	4/1/2043	223,703
335,022	Loan ID 200437	Fixed	5.625%	10/1/2043	351,773
45,073	Loan ID 200439	Fixed	5.000%	8/1/2041	47,327
9	Loan ID 200440	Fixed	8.000%	6/1/2016	9
196,510	Loan ID 200441	Fixed	6.000%	4/1/2045	161,281
442,814	Loan ID 200442	Fixed	5.000%	12/1/2043	341,136
276,475	Loan ID 200443	Fixed	3.000%	7/1/2049	174,136
262,477	Loan ID 200444	Fixed	4.380%	11/1/2038	189,082
165,307	Loan ID 200445	Fixed	5.250%	2/1/2039	173,572
54,673	Loan ID 200447	Fixed	5.875%	11/4/2034	57,407
79,125	Loan ID 200448	Fixed	5.750%	5/1/2042	55,121
127,884	Loan ID 200449	Fixed	5.000%	7/1/2041	134,278
366,903	Loan ID 200451	Fixed	6.250%	7/1/2038	385,248
136,506	Loan ID 200452	Fixed	2.000%	11/1/2041	87,783
16,690	Loan ID 200453	Fixed	4.550%	3/1/2026	17,524
245,620	Loan ID 200456	Fixed	2.000%	11/1/2038	191,376
212,831	Loan ID 200457	Fixed	5.750%	12/10/2030	199,400
191,844	Loan ID 200460	Fixed	7.000%	7/1/2041	201,437
388,233	Loan ID 200462	Fixed	6.000%	7/1/2037	320,620
157,763	Loan ID 200463	Fixed	6.000%	3/1/2037	30,922
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	200,222
249,375	Loan ID 200465	Fixed	6.500%	7/1/2037	260,809
453,311	Loan ID 200466	Fixed	7.000%	7/1/2037	393,809
359,059	Loan ID 200467	Fixed	5.500%	9/1/2044	262,987
105,736	Loan ID 200468	Fixed	5.625%	12/1/2044	85,058
131,607	Loan ID 200469	Fixed	6.500%	7/1/2037	111,548
360,632	Loan ID 200472	Fixed	4.250%	9/1/2042	378,663
296,413	Loan ID 200473	Fixed	4.000%	12/1/2042	267,190
244,359	Loan ID 200474	Fixed	5.750%	11/1/2050	256,577
170,936	Loan ID 200475	Fixed	5.450%	7/1/2049	123,403
193,307	Loan ID 200476	Fixed	6.000%	9/1/2050	195,685
224,447	Loan ID 200477	Fixed	4.125%	12/1/2028	234,387
132,399	Loan ID 200479	Fixed	3.500%	8/1/2026	133,530
116,696	Loan ID 200482	Fixed	4.375%	11/1/2028	122,531
109,624	Loan ID 200483	Fixed	4.375%	11/1/2028	115,105
76,269	Loan ID 200485	Fixed	4.125%	2/1/2043	79,901
254,352	Loan ID 200486	Fixed	3.500%	1/1/2043	256,597
470,674	Loan ID 200487	Fixed	6.000%	3/1/2037	268,341
161,976	Loan ID 200488	Fixed	4.250%	1/1/2044	147,301

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$116,919	Loan ID 200489	Fixed	4.000%	3/1/2043	$104,928
84,774	Loan ID 200490	Fixed	4.000%	11/1/2028	88,312
208,205	Loan ID 200491	Fixed	5.500%	10/1/2039	218,616
123,335	Loan ID 200492	Fixed	4.000%	1/1/2043	128,122
68,993	Loan ID 200493	Fixed	4.500%	12/1/2025	72,443
281,451	Loan ID 200494	Fixed	4.625%	10/1/2043	272,286
359,629	Loan ID 200495	Fixed	4.875%	12/1/2041	377,611
204,928	Loan ID 200496	Fixed	3.875%	2/1/2043	211,125
329,611	Loan ID 200497	Fixed	3.250%	4/1/2043	326,941
276,104	Loan ID 200499	Fixed	4.250%	1/1/2043	288,548
223,467	Loan ID 200500	Fixed	5.875%	2/1/2037	225,145
153,376	Loan ID 200501	Fixed	7.250%	12/1/2037	161,045
192,313	Loan ID 200502	Fixed	5.000%	6/1/2049	116,496
265,530	Loan ID 200503	Fixed	7.500%	8/1/2037	278,806
391,377	Loan ID 200504	Fixed	3.375%	3/1/2043	391,344
75,445	Loan ID 200507	Fixed	4.500%	9/1/2042	79,217
252,471	Loan ID 200508	Fixed	2.000%	10/1/2040	198,806
305,490	Loan ID 200509	Fixed	2.000%	12/1/2052	118,191
251,240	Loan ID 200511	Fixed	4.875%	1/1/2044	263,802
338,683	Loan ID 200514	Fixed	3.000%	4/1/2047	291,247
101,244	Loan ID 200515	Fixed	8.250%	2/1/2039	106,306
393,122	Loan ID 200516	Fixed	5.250%	1/1/2037	308,445
105,603	Loan ID 200517	Fixed	8.000%	5/1/2039	95,665
205,913	Loan ID 200518	Fixed	3.000%	12/1/2050	171,850
319,059	Loan ID 200519	Fixed	3.000%	11/1/2049	269,704
68,425	Loan ID 200520	Fixed	3.260%	7/1/2053	44,594
122,670	Loan ID 200524	Fixed	3.500%	6/1/2043	121,941
290,002	Loan ID 200525	Fixed	3.250%	12/1/2042	248,101
113,182	Loan ID 200527	Fixed	4.500%	12/1/2043	118,841
138,933	Loan ID 200528	Fixed	4.375%	2/1/2044	145,879
402,479	Loan ID 200529	Fixed	4.625%	2/1/2044	422,603
32,962	Loan ID 200530	Fixed	5.375%	2/1/2044	34,610
177,011	Loan ID 200531	Fixed	4.625%	11/1/2043	185,862
114,402	Loan ID 200532	Fixed	3.250%	7/1/2043	97,656
61,860	Loan ID 200536	Fixed	3.750%	10/1/2042	41,030
125,188	Loan ID 200537	Fixed	4.500%	3/1/2042	108,726
94,497	Loan ID 200538	Fixed	4.750%	1/1/2043	99,222
85,740	Loan ID 200540	Fixed	3.875%	2/1/2043	88,779
57,601	Loan ID 200543	ARM	7.250%	2/1/2037	5,894
386,831	Loan ID 200544	Fixed	5.000%	2/1/2044	406,172
60,118	Loan ID 200545	Fixed	4.375%	2/1/2029	56,957
123,410	Loan ID 200546	Fixed	5.375%	12/1/2043	129,581
171,689	Loan ID 200548	Fixed	5.250%	2/1/2044	180,273
155,394	Loan ID 200550	Fixed	3.750%	3/1/2043	159,349

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$311,679	Loan ID 200551	Fixed	4.375%	1/1/2044	$327,263
285,662	Loan ID 200553	Fixed	4.625%	12/1/2043	299,945
223,234	Loan ID 200555	Fixed	4.375%	1/1/2044	233,565
381,165	Loan ID 200556	Fixed	3.625%	12/1/2028	387,799
109,590	Loan ID 200557	Fixed	9.077%	8/1/2035	115,070
104,238	Loan ID 200558	Fixed	6.590%	7/1/2037	107,517
194,296	Loan ID 200559	Fixed	9.500%	4/14/2035	204,011
122,332	Loan ID 200560	Fixed	5.750%	5/1/2035	128,448
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	237,463
140,779	Loan ID 200564	Fixed	4.875%	5/1/2039	138,077
538,826	Loan ID 200565	Fixed	4.000%	6/1/2037	384,356
378,729	Loan ID 200566	Fixed	6.500%	7/1/2047	319,801
134,334	Loan ID 200567	Fixed	3.375%	5/1/2043	134,406
100,682	Loan ID 200569	Fixed	5.125%	2/1/2044	105,716
434,870	Loan ID 200570	Fixed	3.625%	6/1/2043	442,780
138,508	Loan ID 200571	Fixed	4.500%	7/1/2043	145,433
168,207	Loan ID 200572	Fixed	4.375%	3/1/2044	176,618
97,870	Loan ID 200573	Fixed	3.750%	9/1/2042	99,600
132,197	Loan ID 200574	Fixed	4.875%	1/1/2044	138,807
223,105	Loan ID 200577	Fixed	3.125%	4/1/2028	218,367
186,696	Loan ID 200578	Fixed	4.750%	8/1/2040	196,031
49,576	Loan ID 200579	Fixed	4.875%	5/1/2042	47,472
179,375	Loan ID 200580	Fixed	4.125%	11/1/2041	164,493
39,230	Loan ID 200581	Fixed	4.750%	9/1/2042	40,873
379,582	Loan ID 200582	Fixed	4.000%	11/1/2042	311,589
90,209	Loan ID 200583	Fixed	3.625%	9/1/2027	91,796
355,323	Loan ID 200584	Fixed	3.375%	4/1/2043	298,114
162,692	Loan ID 200585	Fixed	4.000%	5/1/2042	92,376
333,520	Loan ID 200586	Fixed	3.500%	1/1/2043	337,326
256,622	Loan ID 200588	Fixed	3.750%	5/1/2042	264,018
61,404	Loan ID 200590	Fixed	4.125%	7/1/2042	64,220
104,681	Loan ID 200591	Fixed	4.875%	3/1/2043	109,915
99,866	Loan ID 200592	Fixed	4.375%	6/1/2042	104,365
68,441	Loan ID 200593	Fixed	3.875%	6/1/2042	69,365
231,281	Loan ID 200594	Fixed	4.250%	4/1/2043	218,884
40,065	Loan ID 200597	Fixed	5.625%	2/1/2044	42,069
137,696	Loan ID 200598	Fixed	4.625%	2/1/2044	142,920
122,314	Loan ID 200599	Fixed	4.125%	2/1/2043	127,932
202,491	Loan ID 200600	Fixed	4.625%	4/1/2044	212,616
110,772	Loan ID 200601	Fixed	4.000%	3/1/2043	115,499
187,890	Loan ID 200602	Fixed	3.750%	3/1/2043	193,295
72,225	Loan ID 200603	Fixed	4.125%	6/1/2043	75,205
74,833	Loan ID 200604	Fixed	3.500%	1/1/2043	75,446
143,312	Loan ID 200605	Fixed	4.875%	11/1/2043	82,130

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$130,301	Loan ID 200606	Fixed	3.625%	12/1/2042	$130,974
227,887	Loan ID 200607	Fixed	2.875%	11/1/2027	218,360
137,987	Loan ID 200608	Fixed	4.125%	11/1/2043	129,139
58,945	Loan ID 200611	Fixed	4.625%	5/1/2043	61,892
127,958	Loan ID 200612	Fixed	4.500%	2/1/2043	122,441
208,986	Loan ID 200613	Fixed	3.369%	1/1/2043	206,114
105,060	Loan ID 200614	Fixed	5.000%	1/1/2044	110,313
103,611	Loan ID 200615	Fixed	4.250%	8/1/2043	108,792
344,444	Loan ID 200616	Fixed	4.875%	2/1/2044	361,666
93,334	Loan ID 200617	Fixed	4.750%	9/1/2043	46,907
131,162	Loan ID 200618	Fixed	4.375%	5/1/2042	136,846
233,159	Loan ID 200620	Fixed	4.250%	10/1/2043	193,915
134,588	Loan ID 200621	Fixed	3.625%	1/1/2043	135,809
74,772	Loan ID 200623	Fixed	4.375%	12/1/2042	78,511
258,720	Loan ID 200624	Fixed	4.125%	4/1/2043	270,306
120,949	Loan ID 200625	Fixed	4.500%	11/1/2043	77,560
118,695	Loan ID 200626	Fixed	4.500%	10/1/2043	100,838
134,065	Loan ID 200627	Fixed	4.250%	10/1/2043	140,768
83,778	Loan ID 200628	Fixed	3.250%	2/1/2028	82,813
156,949	Loan ID 200629	Fixed	4.375%	9/1/2043	144,026
167,978	Loan ID 200630	Fixed	5.250%	9/1/2043	176,377
296,416	Loan ID 200631	Fixed	3.250%	6/1/2043	294,102
348,149	Loan ID 200632	Fixed	5.250%	5/1/2044	365,557
227,677	Loan ID 200633	Fixed	5.125%	5/1/2044	239,061
235,518	Loan ID 200634	Fixed	4.375%	1/1/2044	243,453
108,762	Loan ID 200635	Fixed	3.750%	5/1/2029	109,848
197,486	Loan ID 200636	Fixed	3.750%	2/1/2053	207,360
190,778	Loan ID 200638	Fixed	3.875%	3/1/2043	152,257
171,702	Loan ID 200641	Fixed	5.250%	4/1/2044	180,287
147,355	Loan ID 200642	Fixed	5.000%	3/1/2044	132,039
170,824	Loan ID 200644	Fixed	4.750%	3/1/2044	179,365
119,412	Loan ID 200645	Fixed	5.000%	4/1/2044	125,037
119,630	Loan ID 200647	Fixed	4.250%	1/1/2044	125,611
155,911	Loan ID 200648	Fixed	4.750%	3/1/2044	163,706
144,843	Loan ID 200649	Fixed	4.375%	3/1/2044	131,483
131,315	Loan ID 200650	Fixed	4.875%	5/1/2044	127,226
266,478	Loan ID 200651	Fixed	3.625%	7/1/2043	269,875
172,423	Loan ID 200652	Fixed	4.125%	5/1/2038	127,218
355,717	Loan ID 200653	Fixed	4.000%	4/1/2053	333,218
281,020	Loan ID 200654	Fixed	5.125%	2/1/2041	182,861
142,872	Loan ID 200655	Fixed	3.375%	5/1/2043	139,983
155,360	Loan ID 200656	Fixed	6.875%	7/1/2037	73,096
146,773	Loan ID 200657	Fixed	4.875%	8/1/2051	154,112
287,051	Loan ID 200659	Fixed	4.000%	3/1/2053	195,409

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$185,750	Loan ID 200660	Fixed	5.875%	3/1/2038	$174,460
214,554	Loan ID 200662	Fixed	5.000%	3/1/2044	225,282
69,883	Loan ID 200663	Fixed	4.750%	5/1/2044	71,299
279,217	Loan ID 200664	Fixed	4.750%	4/1/2044	273,997
271,522	Loan ID 200665	Fixed	5.299%	12/1/2046	117,375
218,370	Loan ID 200666	Fixed	5.890%	8/26/2035	135,062
307,368	Loan ID 200668	Fixed	3.625%	4/1/2043	308,974
157,417	Loan ID 200669	Fixed	5.250%	4/1/2044	165,288
65,873	Loan ID 200670	Fixed	4.375%	2/1/2029	62,610
240,910	Loan ID 200671	Fixed	4.625%	8/1/2043	230,157
160,641	Loan ID 200672	Fixed	3.750%	7/1/2043	144,195
313,719	Loan ID 200674	Fixed	4.500%	5/1/2044	289,956
296,727	Loan ID 200675	Fixed	5.125%	4/1/2044	310,901
128,012	Loan ID 200677	Fixed	3.625%	5/1/2028	130,518
473,491	Loan ID 200678	Fixed	4.375%	2/1/2044	497,042
258,122	Loan ID 200679	Fixed	5.000%	4/1/2044	193,155
64,557	Loan ID 200680	Fixed	5.375%	3/1/2044	63,823
192,704	Loan ID 200682	Fixed	4.875%	5/1/2044	181,992
216,202	Loan ID 200683	Fixed	4.500%	4/1/2044	227,012
128,095	Loan ID 200684	Fixed	4.875%	4/1/2044	134,499
233,223	Loan ID 200685	Fixed	4.875%	5/1/2044	242,980
185,354	Loan ID 200688	Fixed	4.250%	3/1/2053	115,887
136,583	Loan ID 200689	Fixed	4.375%	12/1/2043	123,109
229,474	Loan ID 200690	Fixed	4.250%	4/1/2044	211,821
291,267	Loan ID 200691	Fixed	4.500%	5/1/2044	305,831
247,585	Loan ID 200692	Fixed	4.625%	7/1/2044	255,052
108,643	Loan ID 200694	Fixed	4.500%	9/1/2043	114,076
49,492	Loan ID 200696	Fixed	3.750%	10/1/2042	50,912
137,872	Loan ID 200697	Fixed	4.500%	1/1/2044	126,774
190,556	Loan ID 200699	Fixed	4.125%	7/1/2044	196,487
95,769	Loan ID 200700	Fixed	4.250%	2/1/2044	99,526
170,177	Loan ID 200701	Fixed	4.750%	6/1/2044	178,686
98,608	Loan ID 200704	Fixed	4.375%	3/1/2043	103,539
135,737	Loan ID 200705	Fixed	4.625%	4/1/2044	142,524
104,441	Loan ID 200706	Fixed	4.990%	6/1/2044	108,537
101,587	Loan ID 200707	Fixed	4.875%	2/1/2044	106,666
135,267	Loan ID 200708	Fixed	4.875%	2/1/2044	142,030
52,097	Loan ID 200709	Fixed	4.375%	4/1/2043	54,702
117,360	Loan ID 200710	Fixed	4.500%	7/1/2044	122,762
118,179	Loan ID 200711	Fixed	3.750%	7/1/2043	105,898
219,726	Loan ID 200712	Fixed	3.875%	2/1/2044	196,316
99,406	Loan ID 200713	Fixed	4.250%	12/1/2043	104,063
609,679	Loan ID 200714	Fixed	2.175%	11/1/2036	451,723
210,976	Loan ID 200716	ARM	3.230%	8/1/2037	135,652

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$145,260	Loan ID 200720	ARM	3.250%	4/1/2042	$90,974
187,830	Loan ID 200721	Fixed	3.000%	8/1/2037	113,654
191,871	Loan ID 200725	Fixed	7.000%	7/1/2037	92,886
150,658	Loan ID 200726	Fixed	4.125%	9/1/2037	99,950
176,041	Loan ID 200727	Fixed	2.625%	7/1/2037	141,160
349,572	Loan ID 200729	ARM	3.375%	11/1/2037	188,269
446,642	Loan ID 200730	ARM	2.625%	9/1/2036	295,625
201,507	Loan ID 200732	Fixed	3.125%	9/1/2027	159,096
235,630	Loan ID 200733	Fixed	3.750%	12/1/2042	242,233
247,711	Loan ID 200734	ARM	3.375%	4/1/2044	257,248
103,832	Loan ID 200735	Fixed	4.500%	6/1/2044	107,238
146,846	Loan ID 200736	Fixed	4.750%	5/1/2044	126,839
144,658	Loan ID 200737	Fixed	4.750%	5/1/2044	108,868
598,603	Loan ID 200738	Fixed	4.125%	6/1/2044	627,814
358,802	Loan ID 200739	Fixed	4.625%	8/1/2044	316,313
133,940	Loan ID 200740	Fixed	4.875%	6/1/2044	140,637
111,376	Loan ID 200741	Fixed	4.250%	6/1/2044	57,292
180,560	Loan ID 200742	Fixed	4.250%	4/1/2043	189,133
196,099	Loan ID 200744	Fixed	3.625%	6/1/2043	199,953
125,564	Loan ID 200745	Fixed	3.250%	6/1/2043	108,446
373,381	Loan ID 200746	Fixed	5.250%	6/1/2044	330,826
339,010	Loan ID 200747	Fixed	4.125%	5/1/2043	346,710
458,896	Loan ID 200748	Fixed	4.750%	12/1/2043	481,841
156,604	Loan ID 200749	Fixed	4.750%	9/1/2043	164,434
248,011	Loan ID 200750	Fixed	4.750%	5/1/2044	260,412
171,903	Loan ID 200752	Fixed	4.750%	10/1/2043	152,871
60,927	Loan ID 200753	Fixed	5.250%	5/1/2044	58,823
228,128	Loan ID 200754	Fixed	4.750%	8/1/2044	237,800
57,033	Loan ID 200755	Fixed	4.250%	6/1/2043	53,478
193,318	Loan ID 200756	Fixed	4.875%	11/1/2043	184,549
129,791	Loan ID 200759	Fixed	3.750%	6/1/2043	115,111
177,001	Loan ID 200760	Fixed	3.750%	6/1/2043	181,554
112,843	Loan ID 200761	Fixed	4.625%	1/1/2044	44,336
308,213	Loan ID 200762	Fixed	3.875%	5/1/2042	283,057
157,114	Loan ID 200763	Fixed	4.250%	11/1/2043	145,470
315,119	Loan ID 200764	Fixed	3.875%	6/1/2043	323,404
208,815	Loan ID 200765	Fixed	4.875%	11/1/2043	201,280
505,866	Loan ID 200766	Fixed	3.625%	12/1/2042	516,369
514,091	Loan ID 200768	Fixed	4.000%	6/1/2043	528,295
138,997	Loan ID 200770	Fixed	4.000%	5/1/2043	141,024
179,627	Loan ID 200771	Fixed	4.500%	4/1/2043	169,571
252,963	Loan ID 200772	Fixed	3.750%	3/1/2043	260,145
59,292	Loan ID 200773	Fixed	3.750%	10/1/2043	44,957
210,488	Loan ID 200774	Fixed	3.875%	7/1/2043	216,868

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$45,540	Loan ID 200775	Fixed	4.250%	4/1/2043	$47,818
83,192	Loan ID 200776	Fixed	4.250%	3/1/2044	76,313
54,590	Loan ID 200777	Fixed	4.750%	6/1/2044	49,075
108,950	Loan ID 200778	Fixed	4.625%	6/1/2044	114,398
145,652	Loan ID 200779	Fixed	4.625%	8/1/2044	151,646
170,810	Loan ID 200781	Fixed	4.625%	9/1/2044	179,350
142,888	Loan ID 200783	Fixed	4.750%	9/1/2044	139,196
116,831	Loan ID 200785	Fixed	4.500%	8/1/2044	120,684
231,488	Loan ID 200786	Fixed	4.625%	7/1/2044	205,641
43,964	Loan ID 200787	Fixed	4.750%	9/1/2044	45,815
198,467	Loan ID 200788	Fixed	3.625%	12/1/2028	199,290
133,186	Loan ID 200789	Fixed	3.750%	9/1/2044	117,235
154,362	Loan ID 200790	Fixed	4.250%	8/1/2044	145,985
206,979	Loan ID 200791	Fixed	4.875%	6/1/2044	217,328
369,308	Loan ID 200792	Fixed	3.375%	1/1/2043	220,604
373,885	Loan ID 200793	Fixed	2.000%	10/1/2051	152,400
234,344	Loan ID 200794	Fixed	2.000%	4/1/2050	56,369
95,852	Loan ID 200795	Fixed	6.750%	8/1/2036	92,146
72,512	Loan ID 200796	Fixed	2.170%	12/1/2053	46,610
422,456	Loan ID 200797	Fixed	2.000%	6/1/2052	319,783
60,055	Loan ID 200799	Fixed	3.000%	2/5/2053	59,222
61,199	Loan ID 200800	Fixed	4.000%	1/1/2053	56,424
216,196	Loan ID 200802	Fixed	5.000%	1/1/2042	69,323
362,976	Loan ID 200803	Fixed	2.250%	11/1/2050	126,542
161,513	Loan ID 200805	Fixed	2.000%	7/1/2050	113,065
159,184	Loan ID 200806	Fixed	5.000%	8/1/2049	90,324
300,109	Loan ID 200807	Fixed	2.460%	7/1/2047	186,690
25,639	Loan ID 200808	Fixed	2.000%	11/1/2050	22,234
117,419	Loan ID 200809	Fixed	3.000%	4/1/2050	48,487
144,629	Loan ID 200810	Fixed	3.000%	1/1/2050	84,919
116,694	Loan ID 200811	Fixed	3.000%	4/1/2050	79,759
67,608	Loan ID 200813	Fixed	2.000%	12/1/2049	118,619
244,124	Loan ID 200814	Fixed	8.250%	7/1/2039	248,612
315,781	Loan ID 200815	Fixed	2.000%	3/1/2053	154,296
114,470	Loan ID 200817	Fixed	3.000%	1/1/2050	169,504
54,830	Loan ID 200818	Fixed	3.490%	8/1/2051	43,963
264,687	Loan ID 200819	Fixed	2.000%	9/1/2053	112,802
137,181	Loan ID 200820	Fixed	4.000%	7/1/2044	123,577
213,081	Loan ID 200821	Fixed	4.250%	8/1/2044	217,659
324,120	Loan ID 200822	Fixed	4.750%	1/1/2042	340,326
83,164	Loan ID 200823	Fixed	4.250%	9/1/2044	78,112
225,873	Loan ID 200824	Fixed	4.250%	8/1/2044	202,903
108,237	Loan ID 200826	Fixed	4.375%	9/1/2044	110,767
190,153	Loan ID 200827	Fixed	3.875%	6/1/2044	170,764
239,280	Loan ID 200828	Fixed	4.375%	7/1/2044	215,759

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$263,181	Loan ID 200829	Fixed	4.375%	7/1/2043	$273,458
214,170	Loan ID 200830	Fixed	2.875%	7/1/2044	181,757
83,496	Loan ID 200831	Fixed	4.250%	10/1/2044	84,725
347,860	Loan ID 200832	Fixed	4.250%	10/1/2044	313,515
364,038	Loan ID 200833	Fixed	4.250%	1/1/2043	382,240
163,817	Loan ID 200834	Fixed	4.125%	7/1/2043	171,635
335,805	Loan ID 200835	Fixed	5.000%	8/1/2043	352,595
336,342	Loan ID 200837	Fixed	4.625%	8/1/2044	346,837
187,057	Loan ID 200838	Fixed	3.750%	8/1/2044	160,335
239,626	Loan ID 200839	Fixed	5.000%	5/1/2044	251,607
185,365	Loan ID 200842	Fixed	4.250%	8/1/2044	170,580
365,339	Loan ID 200843	Fixed	4.750%	10/1/2043	383,606
309,575	Loan ID 200844	Fixed	4.500%	7/1/2043	325,054
208,141	Loan ID 200846	Fixed	4.375%	11/1/2043	179,070
185,334	Loan ID 200847	Fixed	4.750%	10/1/2044	193,105
180,176	Loan ID 200848	Fixed	2.000%	6/1/2051	142,134
227,359	Loan ID 200849	Fixed	5.014%	11/1/2047	96,566
147,266	Loan ID 200850	Fixed	2.000%	6/1/2051	58,647
188,996	Loan ID 200851	Fixed	4.000%	7/1/2051	136,386
623,151	Loan ID 200852	Fixed	2.868%	2/1/2053	496,965
115,045	Loan ID 200853	Fixed	2.818%	4/1/2037	86,337
106,479	Loan ID 200854	Fixed	2.500%	4/1/2053	96,659
225,203	Loan ID 200855	ARM	3.580%	7/1/2037	185,314
218,151	Loan ID 200856	Fixed	4.000%	6/1/2042	96,472
244,616	Loan ID 200857	Fixed	2.125%	7/1/2040	88,797
270,788	Loan ID 200858	Fixed	2.000%	1/1/2053	209,275
245,032	Loan ID 200859	Fixed	2.170%	12/1/2052	116,298
154,971	Loan ID 200860	Fixed	2.000%	3/1/2052	102,588
434,420	Loan ID 200861	Fixed	2.000%	6/1/2054	343,143
157,783	Loan ID 200862	Fixed	2.748%	8/1/2050	79,660
256,187	Loan ID 200863	Fixed	2.000%	7/1/2052	204,370
269,796	Loan ID 200864	Fixed	2.000%	1/1/2037	176,805
212,404	Loan ID 200865	Fixed	3.060%	11/1/2053	166,020
271,553	Loan ID 200866	Fixed	2.000%	5/1/2053	235,744
116,209	Loan ID 200867	Fixed	2.370%	9/1/2053	66,693
317,058	Loan ID 200869	ARM	3.740%	4/1/2037	118,942
2,762,526	Loan ID 200871	Fixed	2.000%	8/1/2053	1,227,628
392,808	Loan ID 200872	Fixed	3.200%	8/1/2050	312,628
202,375	Loan ID 200873	Fixed	3.525%	11/1/2053	131,153
215,412	Loan ID 200874	Fixed	2.000%	11/1/2047	86,876
577,455	Loan ID 200875	Fixed	2.000%	5/1/2054	446,289
201,701	Loan ID 200876	Fixed	2.625%	5/1/2035	183,920
398,108	Loan ID 200877	Fixed	4.750%	9/1/2042	344,200
137,970	Loan ID 200878	Fixed	2.000%	7/1/2050	91,256

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$195,009	Loan ID 200880	Fixed	4.250%	6/1/2043	$204,759
180,546	Loan ID 200882	Fixed	5.125%	9/1/2043	189,573
88,985	Loan ID 200883	Fixed	3.375%	5/1/2028	88,774
176,738	Loan ID 200885	Fixed	4.875%	10/1/2044	179,171
98,387	Loan ID 200886	Fixed	4.250%	10/1/2044	100,503
256,864	Loan ID 200887	Fixed	4.750%	9/1/2044	269,707
241,604	Loan ID 200888	Fixed	4.500%	9/1/2044	203,149
136,947	Loan ID 200890	Fixed	4.375%	11/1/2044	110,891
211,095	Loan ID 200891	Fixed	4.250%	10/1/2044	192,998
259,766	Loan ID 200892	Fixed	3.750%	9/1/2043	225,623
226,924	Loan ID 200893	Fixed	5.000%	11/1/2043	238,270
100,461	Loan ID 200894	Fixed	5.000%	10/1/2043	105,484
230,459	Loan ID 200895	Fixed	3.875%	11/1/2043	233,963
198,648	Loan ID 200897	Fixed	4.750%	10/1/2044	139,633
223,737	Loan ID 200898	Fixed	4.250%	10/1/2043	180,491
381,026	Loan ID 200900	Fixed	4.375%	9/1/2044	356,506
673,760	Loan ID 200902	Fixed	4.250%	9/1/2044	700,931
255,301	Loan ID 200904	Fixed	5.125%	9/1/2044	243,120
408,261	Loan ID 200905	Fixed	5.375%	9/1/2044	423,485
321,890	Loan ID 200906	Fixed	4.875%	2/1/2035	337,985
355,039	Loan ID 200907	ARM	3.300%	8/1/2047	285,077
107,423	Loan ID 200908	Fixed	4.000%	6/1/2049	99,554
117,250	Loan ID 200909	Fixed	4.870%	3/1/2046	123,113
206,364	Loan ID 200910	Fixed	3.300%	4/1/2053	164,154
150,092	Loan ID 200911	Fixed	3.380%	9/1/2053	76,187
723,314	Loan ID 200912	Fixed	3.500%	3/1/2037	571,857
60,562	Loan ID 200913	Fixed	4.250%	5/1/2047	51,684
154,716	Loan ID 200914	Fixed	2.875%	12/1/2047	122,812
144,386	Loan ID 200915	Fixed	2.990%	9/1/2053	64,514
97,338	Loan ID 200916	Fixed	4.000%	10/1/2037	98,724
161,966	Loan ID 200917	Fixed	4.875%	1/1/2051	170,065
518,199	Loan ID 200918	Fixed	3.875%	10/1/2035	456,963
558,980	Loan ID 200919	Fixed	3.000%	8/1/2045	472,424
100,030	Loan ID 200921	ARM	3.125%	7/1/2051	95,002
430,134	Loan ID 200922	Fixed	3.340%	9/1/2053	372,688
442,923	Loan ID 200923	Fixed	2.750%	12/1/2036	358,087
515,380	Loan ID 200924	Fixed	4.000%	9/1/2051	453,438
468,059	Loan ID 200925	Fixed	4.000%	4/1/2055	482,752
338,306	Loan ID 200927	Fixed	3.000%	8/1/2038	334,376
126,890	Loan ID 200928	Fixed	4.800%	12/1/2036	133,235
165,750	Loan ID 200929	Fixed	4.625%	1/1/2043	173,677
184,134	Loan ID 200930	Fixed	2.000%	12/1/2050	163,218
394,136	Loan ID 200931	Fixed	4.250%	12/1/2052	287,841

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$311,055	Loan ID 200933	Fixed	4.250%	3/1/2043	$326,608
118,161	Loan ID 200934	Fixed	3.810%	1/1/2043	121,195
183,472	Loan ID 200935	Fixed	3.875%	4/1/2043	186,502
201,468	Loan ID 200936	Fixed	4.000%	5/1/2042	209,982
178,871	Loan ID 200938	Fixed	4.125%	4/1/2043	185,607
125,715	Loan ID 200939	Fixed	4.170%	5/1/2042	118,496
205,818	Loan ID 200940	Fixed	3.250%	2/1/2043	204,033
119,890	Loan ID 200941	Fixed	3.780%	1/1/2043	123,250
287,768	Loan ID 200942	Fixed	4.000%	4/1/2043	300,146
122,890	Loan ID 200943	Fixed	4.875%	11/1/2043	129,034
107,729	Loan ID 200944	Fixed	4.500%	2/1/2044	78,879
144,685	Loan ID 200945	Fixed	5.125%	4/1/2044	151,001
297,159	Loan ID 200947	Fixed	4.000%	2/1/2043	309,560
132,564	Loan ID 200948	Fixed	4.625%	12/1/2042	139,192
290,146	Loan ID 200949	Fixed	3.875%	4/1/2043	299,994
187,634	Loan ID 200952	Fixed	3.875%	1/1/2043	193,976
121,619	Loan ID 200953	Fixed	3.750%	12/1/2042	106,157
391,188	Loan ID 200954	Fixed	3.625%	1/1/2043	397,805
342,357	Loan ID 200955	Fixed	3.250%	5/1/2043	339,239
267,129	Loan ID 200956	Fixed	5.000%	8/1/2051	258,695
172,664	Loan ID 200957	Fixed	3.875%	6/1/2043	178,825
99,380	Loan ID 200958	Fixed	3.875%	6/1/2043	101,904
432,026	Loan ID 200959	Fixed	4.000%	11/1/2042	450,913
387,856	Loan ID 200960	Fixed	3.500%	1/1/2043	390,305
183,910	Loan ID 200961	Fixed	4.750%	6/1/2043	193,105
215,232	Loan ID 200962	Fixed	4.250%	10/1/2044	195,090
121,380	Loan ID 200963	Fixed	4.750%	9/1/2044	111,652
364,756	Loan ID 200964	Fixed	3.750%	7/1/2043	375,205
211,813	Loan ID 200965	Fixed	4.125%	11/1/2044	183,998
150,214	Loan ID 200966	Fixed	4.875%	7/1/2044	139,759
97,509	Loan ID 200968	Fixed	4.250%	11/1/2044	77,314
372,196	Loan ID 200969	Fixed	4.875%	8/1/2043	390,806
136,631	Loan ID 200972	Fixed	4.750%	2/1/2044	143,463
158,333	Loan ID 200974	Fixed	4.250%	10/1/2044	143,351
58,686	Loan ID 200975	Fixed	4.750%	12/1/2044	61,621
205,741	Loan ID 200976	Fixed	4.500%	12/1/2044	211,338
360,545	Loan ID 200977	Fixed	4.875%	9/1/2044	378,572
124,093	Loan ID 200978	Fixed	4.625%	11/1/2044	127,472
182,522	Loan ID 200980	Fixed	4.250%	11/1/2044	186,269
146,457	Loan ID 200982	Fixed	4.375%	11/1/2044	115,894
220,534	Loan ID 200983	Fixed	4.375%	8/1/2044	202,014
157,107	Loan ID 200984	Fixed	5.000%	10/1/2043	164,962
266,841	Loan ID 200985	Fixed	4.250%	12/1/2044	225,694
157,875	Loan ID 200986	Fixed	4.250%	12/1/2044	165,768

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$117,291	Loan ID 200987	Fixed	4.625%	10/1/2044	$121,619
226,164	Loan ID 200989	Fixed	3.750%	6/1/2029	231,081
293,300	Loan ID 200992	Fixed	4.125%	5/1/2043	307,271
174,039	Loan ID 200993	Fixed	2.004%	7/15/2049	157,410
206,370	Loan ID 200994	Fixed	4.125%	5/1/2053	137,519
200,730	Loan ID 200995	Fixed	2.750%	5/1/2047	121,690
58,138	Loan ID 200996	Fixed	2.500%	8/1/2048	41,164
100,596	Loan ID 200997	Fixed	2.000%	3/1/2051	71,297
372,434	Loan ID 200998	Fixed	2.250%	12/1/2050	273,956
99,320	Loan ID 200999	Fixed	4.250%	4/1/2044	103,125
75,975	Loan ID 201000	Fixed	5.125%	2/1/2039	75,975
107,698	Loan ID 201001	Fixed	7.413%	9/1/2037	43,873
35,410	Loan ID 201002**	Fixed	0.000%	10/1/2024	37,181
36,098	Loan ID 201003**	Fixed	0.000%	12/1/2024	37,903
134,571	Loan ID 201005	Fixed	4.750%	7/1/2041	141,299
44,611	Loan ID 201006	Fixed	6.875%	3/1/2038	46,841
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
79,337	Loan ID 201008	Fixed	7.125%	10/1/2038	83,304
75,114	Loan ID 201009**	Fixed	0.000%	4/1/2033	78,870
83,143	Loan ID 201010	Fixed	5.500%	4/1/2039	81,939
47,873	Loan ID 201011**	Fixed	0.000%	2/1/2023	50,267
47,557	Loan ID 201012	Fixed	7.500%	12/1/2038	49,935
57,801	Loan ID 201013	Fixed	7.500%	12/1/2038	60,691
97,690	Loan ID 201014**	Fixed	0.000%	2/1/2033	90,576
19,089	Loan ID 201015**	Fixed	0.000%	3/29/2021	20,044
110,053	Loan ID 201016	Fixed	6.500%	2/1/2036	104,488
28,462	Loan ID 201017**	Fixed	0.000%	4/1/2032	26,415
318,963	Loan ID 201018	Fixed	6.750%	6/1/2037	334,912
102,563	Loan ID 201019	ARM	2.875%	2/1/2037	107,692
102,220	Loan ID 201020**	Fixed	0.000%	10/1/2034	107,331
106,354	Loan ID 201021	Fixed	6.870%	8/1/2047	111,671
83,104	Loan ID 201022	ARM	2.625%	5/1/2037	77,537
147,208	Loan ID 201023	Fixed	6.450%	2/1/2036	151,329
101,279	Loan ID 201024	Fixed	9.000%	3/1/2037	106,343
191,386	Loan ID 201025	ARM	2.875%	1/1/2042	181,849
83,362	Loan ID 201026	Fixed	7.750%	12/1/2035	83,362
108,034	Loan ID 201027	Fixed	9.538%	3/1/2037	113,435
173,089	Loan ID 201028	Fixed	4.625%	4/1/2044	181,744
106,492	Loan ID 201030	Fixed	5.000%	7/1/2042	105,489
145,282	Loan ID 201032	Fixed	4.500%	11/1/2044	130,480
294,494	Loan ID 201033	Fixed	4.125%	12/1/2044	275,173
106,325	Loan ID 201035	Fixed	4.375%	9/1/2044	35,918
100,535	Loan ID 201036	Fixed	4.375%	12/1/2044	88,808
70,616	Loan ID 201037	Fixed	8.250%	7/1/2039	74,147

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$114,018	Loan ID 201038	Fixed	8.250%	5/1/2039	$60,720
462,886	Loan ID 201039	Fixed	4.500%	10/1/2045	194,794
283,204	Loan ID 201040	Fixed	2.000%	11/1/2045	208,307
92,809	Loan ID 201041	Fixed	3.750%	11/1/2052	73,695
120,317	Loan ID 201043	Fixed	4.000%	4/1/2039	118,701
189,151	Loan ID 201044	Fixed	4.870%	3/29/2037	181,897
114,430	Loan ID 201045	Fixed	2.000%	7/1/2037	90,004
270,525	Loan ID 201046	Fixed	2.000%	4/1/2053	126,699
111,103	Loan ID 201047	Fixed	2.000%	4/1/2053	75,707
177,306	Loan ID 201048	Fixed	2.000%	4/1/2052	124,114
493,394	Loan ID 201049	Fixed	2.000%	4/1/2052	317,055
655,574	Loan ID 201050	Fixed	2.000%	8/1/2053	376,702
277,049	Loan ID 201051	Fixed	3.174%	9/1/2053	218,792
131,120	Loan ID 201052	Fixed	2.000%	4/1/2053	57,727
66,744	Loan ID 201053	Fixed	3.860%	7/1/2053	53,996
218,853	Loan ID 201054	Fixed	2.400%	5/17/2050	165,833
608,818	Loan ID 201056	Fixed	2.000%	7/1/2054	490,826
172,669	Loan ID 201057	Fixed	2.000%	1/1/2050	157,683
141,350	Loan ID 201058	Fixed	2.500%	8/1/2037	113,742
137,708	Loan ID 201059	Fixed	2.000%	4/1/2053	122,668
119,447	Loan ID 201060	Fixed	2.625%	7/1/2035	78,017
88,540	Loan ID 201061	Fixed	3.000%	3/1/2050	60,279
123,023	Loan ID 201062	Fixed	3.100%	4/1/2047	106,907
127,966	Loan ID 201063	Fixed	4.000%	9/1/2047	107,354
51,825	Loan ID 201064	Fixed	2.000%	12/1/2052	39,610
218,987	Loan ID 201065	Fixed	3.000%	7/1/2037	164,179
236,926	Loan ID 201066	Fixed	4.250%	12/1/2046	248,772
448,053	Loan ID 201067	Fixed	4.750%	1/1/2044	420,611
306,198	Loan ID 201068	Fixed	5.250%	5/1/2044	321,508
71,428	Loan ID 201069	Fixed	4.625%	12/1/2044	67,486
634,573	Loan ID 201070	Fixed	4.250%	2/1/2045	661,337
183,766	Loan ID 201071	Fixed	4.625%	11/1/2044	167,501
124,283	Loan ID 201072	Fixed	3.500%	3/1/2028	96,581
53,679	Loan ID 201073	Fixed	3.125%	4/1/2023	52,349
98,484	Loan ID 201075	Fixed	4.375%	10/1/2044	100,020
130,893	Loan ID 201076	Fixed	3.500%	12/1/2042	129,582
139,436	Loan ID 201077	Fixed	3.625%	7/1/2044	121,730
109,698	Loan ID 201078	Fixed	3.990%	7/1/2042	114,394
271,251	Loan ID 201081	ARM	3.000%	10/1/2044	271,624
126,972	Loan ID 201082	Fixed	3.875%	12/1/2044	110,140
373,769	Loan ID 201083	Fixed	5.375%	2/1/2044	220,054
233,268	Loan ID 201084	Fixed	5.000%	8/1/2038	230,343
151,102	Loan ID 201086	Fixed	4.625%	11/1/2044	142,512
276,952	Loan ID 201089	Fixed	4.000%	8/1/2044	219,284

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$258,155	Loan ID 201090	Fixed	3.625%	11/1/2044	$259,043
163,729	Loan ID 201091	Fixed	4.125%	1/1/2045	142,848
231,195	Loan ID 201092	Fixed	5.250%	9/1/2043	231,195
141,666	Loan ID 201093	Fixed	4.125%	9/1/2043	62,112
155,770	Loan ID 201094	Fixed	4.550%	3/1/2044	141,909
240,103	Loan ID 201095	Fixed	3.875%	8/1/2044	214,037
242,567	Loan ID 201097	Fixed	3.990%	1/1/2045	209,259
154,464	Loan ID 201099	Fixed	2.875%	3/1/2030	140,466
100,177	Loan ID 201100	Fixed	4.125%	7/1/2043	105,136
359,025	Loan ID 201101	Fixed	4.625%	3/1/2045	298,539
160,211	Loan ID 201103	ARM	2.875%	5/1/2044	164,661
164,401	Loan ID 201104	Fixed	4.375%	4/1/2045	147,471
302,542	Loan ID 201105	Fixed	4.250%	11/1/2044	309,412
82,911	Loan ID 201107	Fixed	5.150%	2/1/2036	81,192
154,907	Loan ID 201108	Fixed	4.750%	2/1/2054	148,121
551,451	Loan ID 201110	ARM	3.375%	4/1/2037	406,527
163,092	Loan ID 201111	Fixed	2.000%	4/1/2050	68,276
256,567	Loan ID 201112	Fixed	3.750%	8/1/2037	207,399
79,392	Loan ID 201113	Fixed	5.750%	12/1/2052	83,361
111,140	Loan ID 201114	Fixed	8.087%	5/1/2054	65,872
517,545	Loan ID 201115	Fixed	4.000%	2/1/2051	473,242
82,756	Loan ID 201116	Fixed	4.250%	10/1/2052	37,225
130,956	Loan ID 201117	Fixed	4.500%	11/1/2037	94,021
217,998	Loan ID 201118	Fixed	2.000%	11/1/2054	138,816
133,569	Loan ID 201119	Fixed	4.000%	5/1/2034	135,181
54,937	Loan ID 201120	Fixed	3.990%	4/1/2037	47,612
95,366	Loan ID 201121	Fixed	2.000%	11/1/2048	62,129
87,205	Loan ID 201122	Fixed	4.750%	11/1/2048	77,599
175,460	Loan ID 201123	Fixed	2.000%	7/1/2054	110,045
255,717	Loan ID 201124	Fixed	3.000%	4/1/2040	224,263
441,256	Loan ID 201126	Fixed	6.500%	4/1/2049	292,340
84,575	Loan ID 201127	ARM	2.625%	4/1/2037	29,802
281,455	Loan ID 201128	Fixed	2.000%	10/1/2036	125,096
161,391	Loan ID 201129	Fixed	4.875%	6/1/2051	155,090
125,159	Loan ID 201130	Fixed	4.850%	2/1/2038	131,417
117,757	Loan ID 201131	Fixed	5.353%	5/1/2053	42,316
172,854	Loan ID 201132	Fixed	2.000%	7/1/2037	129,047
155,225	Loan ID 201133	Fixed	2.000%	6/1/2051	113,703
202,005	Loan ID 201134	Fixed	2.000%	10/1/2053	134,163
540,166	Loan ID 201135	Fixed	2.000%	6/1/2051	408,754
531,556	Loan ID 201136	Fixed	2.000%	2/1/2036	452,529
294,597	Loan ID 201137	Fixed	2.000%	12/1/2052	217,902
60,609	Loan ID 201138	Fixed	4.250%	3/1/2034	63,639
166,331	Loan ID 201139	Fixed	2.000%	11/1/2053	71,078

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$161,691	Loan ID 201140	Fixed	4.870%	1/1/2038	$143,742
145,062	Loan ID 201141	Fixed	2.000%	5/1/2052	107,008
453,542	Loan ID 201142	Fixed	2.000%	9/1/2035	351,914
92,375	Loan ID 201143	Fixed	2.000%	11/1/2037	42,127
104,136	Loan ID 201144	Fixed	2.000%	9/1/2045	91,567
231,944	Loan ID 201145	Fixed	4.000%	4/1/2051	212,907
134,211	Loan ID 201146	Fixed	4.875%	8/1/2054	119,983
111,336	Loan ID 201147	Fixed	2.000%	11/1/2051	81,316
99,466	Loan ID 201148	Fixed	3.950%	10/1/2042	103,612
280,762	Loan ID 201149	Fixed	5.719%	6/1/2051	207,295
125,000	Loan ID 201150	Fixed	2.000%	7/1/2037	92,151
483,598	Loan ID 201152	Fixed	2.000%	8/1/2050	405,854
251,896	Loan ID 201153	Fixed	2.000%	6/1/2050	177,600
63,450	Loan ID 201154	ARM	4.500%	11/1/2041	66,622
97,190	Loan ID 201155	Fixed	2.000%	11/1/2053	84,037
65,479	Loan ID 201156	Fixed	3.000%	4/1/2050	45,317
293,833	Loan ID 201157	Fixed	4.000%	3/1/2055	306,672
299,378	Loan ID 201158	Fixed	2.000%	8/1/2052	237,357
71,774	Loan ID 201159	Fixed	2.000%	6/1/2039	29,252
205,183	Loan ID 201160	Fixed	3.000%	10/1/2049	114,685
299,190	Loan ID 201161	Fixed	2.000%	6/1/2054	154,994
145,138	Loan ID 201162	Fixed	2.125%	12/1/2052	93,947
386,234	Loan ID 201163	Fixed	3.000%	12/1/2049	186,407
167,614	Loan ID 201164	Fixed	2.000%	11/1/2051	136,459
116,259	Loan ID 201165	Fixed	4.750%	1/1/2044	122,072
121,179	Loan ID 201166	Fixed	2.000%	12/1/2054	95,555
441,602	Loan ID 201168	Fixed	2.000%	4/1/2052	311,365
112,251	Loan ID 201169	Fixed	5.934%	9/1/2037	113,226
69,235	Loan ID 201170	Fixed	3.365%	7/1/2037	56,167
70,346	Loan ID 201171	Fixed	2.000%	5/1/2051	49,508
105,538	Loan ID 201172	Fixed	2.000%	6/1/2050	80,650
110,574	Loan ID 201173	Fixed	2.000%	11/1/2047	56,184
149,886	Loan ID 201174	Fixed	4.750%	1/1/2053	143,399
65,446	Loan ID 201175	Fixed	3.000%	9/1/2044	58,666
136,524	Loan ID 201176	Fixed	4.250%	8/1/2053	127,691
272,338	Loan ID 201177	Fixed	2.000%	7/1/2046	215,579
312,608	Loan ID 201178	Fixed	3.193%	6/1/2051	119,968
304,093	Loan ID 201179	Fixed	2.000%	5/1/2051	150,780
422,484	Loan ID 201180	Fixed	2.000%	6/1/2053	353,053
323,583	Loan ID 201181	Fixed	4.500%	4/1/2034	339,762
52,274	Loan ID 201182	Fixed	3.290%	3/1/2034	40,768
136,932	Loan ID 201183	Fixed	2.375%	10/1/2052	101,759
64,604	Loan ID 201184	Fixed	4.000%	6/1/2049	67,450
265,266	Loan ID 201185	Fixed	5.760%	10/1/2053	278,529

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$83,446	Loan ID 201187	Fixed	2.000%	11/1/2048	$44,368
631,929	Loan ID 201188	Fixed	2.000%	8/1/2052	443,842
106,176	Loan ID 201189	Fixed	4.500%	12/1/2051	111,485
162,149	Loan ID 201190	Fixed	4.250%	6/1/2051	170,256
213,436	Loan ID 201191	Fixed	3.000%	2/1/2037	198,469
118,995	Loan ID 201192	Fixed	2.000%	2/1/2051	102,755
234,137	Loan ID 201193	Fixed	2.000%	5/1/2051	129,164
332,824	Loan ID 201194	Fixed	2.000%	6/1/2054	247,860
149,820	Loan ID 201195	Fixed	3.500%	9/1/2035	124,564
646,627	Loan ID 201196	Fixed	2.000%	11/1/2036	511,882
181,465	Loan ID 201197	Fixed	5.125%	8/1/2037	164,202
51,525	Loan ID 201198	Fixed	4.125%	9/1/2053	54,027
342,417	Loan ID 201199	Fixed	3.000%	11/1/2046	286,128
296,525	Loan ID 201200	Fixed	4.500%	3/1/2044	285,400
297,798	Loan ID 201201	Fixed	4.500%	8/1/2044	312,303
196,193	Loan ID 201202	Fixed	3.750%	8/1/2044	166,384
128,775	Loan ID 201203	Fixed	3.875%	12/1/2044	103,153
464,548	Loan ID 201204	Fixed	3.750%	4/1/2045	473,360
153,811	Loan ID 201205	Fixed	4.625%	1/1/2045	144,550
133,601	Loan ID 201206	Fixed	3.990%	4/1/2045	138,169
428,460	Loan ID 201207	Fixed	4.625%	8/1/2051	399,811
118,183	Loan ID 201208	Fixed	4.625%	4/1/2045	122,704
184,194	Loan ID 201209	Fixed	4.250%	4/1/2045	165,012
178,094	Loan ID 201210	Fixed	3.500%	12/1/2042	156,555
133,545	Loan ID 201211	Fixed	4.125%	7/1/2044	125,052
369,833	Loan ID 201212	Fixed	4.625%	3/1/2045	298,520
206,922	Loan ID 201213	Fixed	4.875%	8/1/2044	207,528
565,866	Loan ID 201214	ARM	2.875%	9/1/2043	495,617
142,529	Loan ID 201215	Fixed	3.250%	3/1/2043	117,983
275,254	Loan ID 201216	Fixed	3.500%	2/1/2043	224,737
104,980	Loan ID 201217	Fixed	3.875%	5/1/2045	94,442
129,931	Loan ID 201218	Fixed	4.125%	1/1/2045	112,512
70,664	Loan ID 201219	Fixed	4.000%	7/1/2044	71,947
298,582	Loan ID 201220	Fixed	4.125%	8/1/2045	255,414
67,605	Loan ID 201221	Fixed	3.250%	5/1/2043	70,985
49,279	Loan ID 201222	Fixed	5.125%	1/1/2045	49,204
239,854	Loan ID 201223	Fixed	3.875%	4/1/2030	250,934
256,214	Loan ID 201224	Fixed	4.625%	9/1/2044	269,025
62,669	Loan ID 201226	Fixed	5.000%	3/1/2045	65,802
180,769	Loan ID 201227	Fixed	5.125%	3/1/2045	188,902
67,030	Loan ID 201228	Fixed	4.625%	3/1/2045	69,074
109,300	Loan ID 201229	Fixed	3.250%	7/1/2024	106,159
207,005	Loan ID 201230	Fixed	3.875%	3/1/2045	206,223
211,664	Loan ID 201231	Fixed	4.250%	8/1/2045	208,996

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.4%
$127,744	Loan ID 201232	Fixed	4.500%	1/1/2045	$119,356
264,807	Loan ID 201233	Fixed	4.500%	12/1/2044	244,621
206,018	Loan ID 201234	Fixed	5.000%	10/1/2045	179,561
94,831	Loan ID 201235	Fixed	3.750%	7/1/2045	90,551
69,499	Loan ID 201236	Fixed	5.250%	2/1/2044	72,974
245,265	Loan ID 201237	Fixed	3.750%	5/1/2045	215,212
206,393	Loan ID 201238	Fixed	5.125%	12/1/2044	216,713
193,830	Loan ID 201239	Fixed	4.500%	3/1/2045	203,521
162,503	Loan ID 201240	Fixed	4.250%	10/1/2045	164,143
304,440	Loan ID 201241	Fixed	4.375%	7/1/2045	302,774
232,744	Loan ID 201242	Fixed	4.625%	11/1/2044	240,032
113,906	Loan ID 201243	Fixed	4.625%	11/1/2045	112,349
411,510	Loan ID 201244	Fixed	4.500%	6/1/2045	366,941
121,822	Loan ID 201245	Fixed	4.750%	8/1/2044	112,480
326,981	Loan ID 201246	Fixed	4.750%	1/1/2045	311,725
192,687	Loan ID 201247	Fixed	4.250%	5/1/2045	141,891
103,628	Loan ID 201248	Fixed	4.875%	7/1/2044	107,104
477,745	Loan ID 201249	Fixed	4.625%	8/1/2045	373,173
65,823	Loan ID 201250	Fixed	4.250%	10/1/2045	59,761
134,584	Loan ID 201251	Fixed	4.500%	8/1/2045	115,479
143,870	Loan ID 201252	Fixed	4.875%	9/1/2045	150,097
14,809	Loan ID 201253	ARM	8.750%	3/1/2019	15,549
166,385	Loan ID 201254	ARM	6.840%	9/1/2034	174,705
254,716	Loan ID 201255	ARM	7.000%	6/1/2035	267,452
44,965	Loan ID 201256	ARM	10.500%	10/1/2021	47,213
247,386	Loan ID 201257	Fixed	4.500%	5/1/2044	258,085
93,923	Loan ID 201258	Fixed	4.500%	6/1/2045	70,794
121,536	Loan ID 201259	Fixed	4.625%	1/1/2046	123,533
176,863	Loan ID 201260	Fixed	4.750%	9/1/2045	181,645
	TOTAL MORTGAGE NOTES (Cost - $146,335,099)*				158,351,331

	OTHER INVESTMENTS* (Cost - $851,288)(a) - 0.5%				871,703

	TOTAL INVESTMENTS (Cost - $147,186,387)(a) - 91.9%				$159,223,034
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%				13,977,092
	NET ASSETS - 100.0%				$173,200,126

ARM - Adjustable Rate Mortgage

*	Illiquid Securities

**	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.

Unrealized appreciation:	$22,928,478
Unrealized depreciation:	(10,891,831)
Net unrealized appreciation:	$12,036,647

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Assets and Liabilities (Unaudited)
March 31, 2016

Assets:
Investments at Value (identified cost $147,186,387)	$159,223,034
Cash	22,795,346
Interest Receivable	2,265,354
Receivable for Securities Sold and Principal Paydowns	1,544,901
Receivable for Fund Shares Sold	427,746
Due from Investment Adviser	516,778
Prepaid Expenses and Other Assets	751,786
Total Assets	187,524,945

Liabilities:
Line of Credit	13,521,750
Payable to Shareholders	778,472
Related Party Payable	24,597
Total Liabilities	14,324,819

Net Assets	$173,200,126

Composition of Net Assets:
At March 31, 2016, Net Assets consisted of:
Paid-in-Beneficial Interest	$160,462,270
Accumulated Net Investment loss	(252,007)
Accumulated Net Realized Gain From Investments	953,216
Net Unrealized Appreciation on Investments	12,036,647
Net Assets	$173,200,126

Net Asset Value Per Share
Net Assets	$173,200,126
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	14,536,661
Net Asset Value and Repurchase Price per Share	$11.91
Offering Price per Share (Maximum sales charge of 4.50%)	$12.47

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2016

Investment Income:
Interest Income	$4,419,102
Total Investment Income	4,419,102

Expenses:
Investment Advisory Fees	1,027,559
Security Servicing Fees	258,095
Interest Expense	229,119
Advisor Transition Expenses	172,562
Insurance Expense	71,370
Transfer Agent Fees	71,038
Administration Fees	67,279
Legal Fees	62,087
Audit Fees	57,841
Custody Fees	52,606
Non 12b-1 Shareholder Expense	42,675
Printing Expense	36,437
Trustees’ Fees	32,643
Fund Accounting Fees	24,448
Pricing Expense	21,551
Line of Credit Fees	20,106
Registration & Filing Fees	17,548
Chief Compliance Officer Fees	13,006
Shareholder Servicing Fee	4,557
Miscellaneous Expenses	27,153
Total Expenses	2,309,680
Less: Expenses Waived by Adviser	(331,234)
Net Expenses	1,978,446
Net Investment Income	2,440,656

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	836,973
Net Change in Unrealized Appreciation on Investments	9,950,090
Net Realized and Unrealized Gain on Investments	10,787,063

Net Increase in Net Assets Resulting From Operations	$13,227,719

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statements of Changes in Net Assets

	Six Months	For the Year
	Ended	Ended
	March 31, 2016	September 30, 2015
	(Unaudited)
Operations:
Net Investment Income	$2,440,656	$5,088,866
Net Realized Gain on Investments	836,973	5,577,999
Net Change in Unrealized Appreciation on Investments	9,950,090	1,042,946
Net Increase in Net Assets Resulting From Operations	13,227,719	11,709,811

Distributions to Shareholders From:
Net Investment Income ($0.20 and $0.44 per share, respectively)	(2,692,663)	(5,481,291)
Net Realized Gains ($0.35 and $0.04 per share, respectively)	(4,894,464)	(496,914)
Total Distributions to Shareholders	(7,587,127)	(5,978,205)

Beneficial Interest Transactions:
Proceeds from Shares Issued	21,157,795	63,006,549
Distributions Reinvested	4,364,670	3,206,422
Cost of Shares Redeemed	(18,345,429)	(20,172,498)
Total Beneficial Interest Transactions	7,177,036	46,040,473

Total Increase in Net Assets	12,817,628	51,772,079

Net Assets:
Beginning of Period	160,382,498	108,610,419
End of Period (including accumulated net investment loss of $252,007 and $476,009, respectively)	$173,200,126	$160,382,498

Share Activity
Shares Issued	1,697,089	5,565,739
Shares Reinvested	364,399	283,130
Shares Redeemed	(1,439,625)	(1,769,354)
Net Increase in Shares of Beneficial Interest Outstanding	621,863	4,079,515

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2016

Increase (Decrease) in Cash
Cash Flows Provided by (Used for) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$13,227,719

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used for Operating Activities:

Purchases of Long-Term Portfolio Investments	(6,072,084)
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	6,973,806
Increase in Interest Receivable	(159,787)
Decrease in Receivable for Securities Sold and Principal Paydowns	1,120,747
Increase in Receivable for Fund Shares Sold	(246,056)
Increase in Prepaid Expenses and Other Assets	(449,418)
Decrease in Accrued Advisory Fees	(28,852)
Decrease in Accrued Shareholder Servicing Fees	(2,124)
Decrease in Accrued Expenses and Other Liabilities	(399,193)
Increase in Related Party Payable	24,597
Net Amortization on Investments	(660,782)
Net Realized Gain on Investments	(836,973)
Change in Unrealized Appreciation on Investments	(9,950,090)

Net Cash Provided by Operating Activities	2,541,510

Cash Flows Provided by/Used for Financing Activities:
Proceeds from Sale of Shares	20,548,213
Redemption of Shares	(17,566,957)
Dividends Paid to Shareholders, Net of Reinvestments	(3,222,457)
Net Cash Provided by Financing Activities	(241,201)

Net Increase in Cash	2,300,309
Cash at Beginning of Period	20,495,037
Cash at End of Period	$22,795,346

Supplemental Disclosure of Cash Flow Information:
Non-Cash Financing Activities Included Reinvestment of Distributions During the Fiscal Period of $4,364,670
Non-Cash Financing Activities Included Proceeds from Shares issued of $778,472
Non-Cash Financing Activities Included Cost of Share Redeemed of $609,582

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year		Year		Year	Period
	Ended		Ended		Ended		Ended	Ended
	March 31, 2016		September 30, 2015		September 30, 2014		September 30, 2013	September 30, 2012**
	(Unaudited)

Net Asset Value, Beginning of Period	$11.53		$11.04		$10.87		$10.58	$10.00

From Operations:
Net investment income (a)	0.17		0.41		0.51		0.50	0.33
Net gain from investments (both realized and unrealized)	0.76		0.56		0.27		0.28	0.44
Total from operations	0.93		0.97		0.78		0.78	0.77

Distributions to shareholders from:
Net investment income	(0.20)		(0.44)		(0.56)		(0.42)	(0.19)
Net realized gains	(0.35)		(0.04)		(0.05)		(0.07)	—
Total distributions	(0.55)		(0.48)		(0.61)		(0.49)	(0.19)

Net Asset Value, End of Period	$11.91		$11.53		$11.04		$10.87	$10.58

Total Return (b)	8.44	% (d)(g)	8.86%		7.29%		7.42%	7.70	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$173,200		$160,382		$108,610		$39,987	$11,756
Ratio of gross expenses to average net assets	2.83	% (c)(e)(f)	2.67	% (e)(f)	2.32	% (e)	3.20%	9.42	% (c)
Ratio of net expenses to average net assets	2.37	% (c)(e)(f)	2.33	% (e)(f)	1.91	% (e)	1.85%	1.85	% (c)
Ratio of net investment income to average net assets	2.99	% (c)(e)(f)	3.54	% (e)(f)	4.68	% (e)	4.61%	4.21	% (c)
Portfolio turnover rate	3.92	% (d)	2.58%		8.37%		11.68%	1.50	% (d)

**	The Fund commenced operations on December 30, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

(e)	Ratio includes 0.30%, 0.27% and 0.06% for the six months ended March 31, 2016 and the years ended September 30, 2015 and September 30, 2014, respectively, that attributed to interest expenses and fees.

(f)	Ratio includes 0.20% and 0.21% for the six months ended March 31, 2016 and the year ended September 30, 2015, respectively, that attributed to adviser transition expenses.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)
March 31, 2016

1.	ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek income. The Fund commenced operations on December 30, 2011. The Fund currently offers shares at net asset value plus a maximum sales charge of 4.50%. Oakline Advisors, LLC, formerly known as Behringer Advisors, LLC (the “Advisor”), serves as the Fund’s investment adviser.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and applies the specialized accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The following is a summary of significant accounting policies and reporting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Mortgage Notes – On October 13, 2015 the Fund began using an independent third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The Fund had previously used the prior advisor’s proprietary model. The Fund’s NAV increased $0.76 per share upon conversion to the new pricing service on October 13, 2015. The revaluing of certain Mortgage Notes (see Note 3 for more detail) decreased the original October 13, 2015 value $0.42 per share. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The valuation inputs and subsequent outputs are reviewed and maintained on a daily basis. Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing. Financial markets are monitored daily relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$158,351,331	$158,351,331
Other Investments	—	—	871,703	$871,703
Total	$—	$—	$159,223,034	$159,223,034

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$148,189,668	$487,243	$148,676,911
Net realized gain (loss)	813,527	23,446	836,973
Change in unrealized appreciation (depreciation)	9,868,149	81,941	9,950,090
Cost of purchases	6,072,084	—	6,072,084
Proceeds from sales and principal paydowns	(6,916,688)	(57,118)	(6,973,806)
Amortization	657,230	3,552	660,782
Net Transfers in/out of level 3	(332,639)	332,639	—
Ending balance	$158,351,331	$871,703	$159,223,034

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2016 is $10,627,077.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of March 31, 2016. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

					Weighted
				Range of	Average of
			Unobservable	Unobservable	Unobservable
	Value	Valuation Technique	Inputs	Inputs	Inputs
		Comprehensive
		pricing model with
		emphasis on
		discounted cash	Constant
Mortgage Notes	$158,351,331	flows	prepayment rate	0-46.6%	6.60%
			Deliquency	0-2,921 days	39 days
			Loan-to-Value	0-480%	93.8%
Other Investments	871,703	Market comparable	Sales prices	$27-$150 sq/ft	$114 sq/ft
Closing Balance	$159,223,034

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Interest Income on Non-Accrual Loans – The Fund discontinues the accrual of interest on loans when, in the opinion of management, there is an assessment that the borrower will likely be unable to meet all contractual payments as they become due.

Credit Facility – On February 5, 2013, the Fund entered into a revolving line of credit agreement with Sunwest Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $15,000,000 or 33 1/3% of the Fund’s gross assets. On February 5, 2016, the original maturity date, the agreement was amended to extend the maturity date to May 5, 2016 and waive any event of default. The Fund is currently in negotiations with the lender to modify the agreement which may include extending the current agreement or entering into a new agreement. Borrowings under this agreement bear interest at a rate equal to the Wall Street Journal Prime, with a floor rate of 3.50%, per annum, on the outstanding principal balance. During the six months ended March 31, 2016, the Fund utilized the line of credit. The average amount of borrowing outstanding for the period was $13,521,750 and the total interest expense was $229,119. As of March 31, 2016, the Fund had an outstanding loan balance of $13,521,750. Subsequent to March 31, 2016, the Fund paid down the outstanding principal balance of the loan in the amount of $8,000,000.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2013 - 2015 tax returns or expected to be taken in the Fund’s 2016 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains not previously distributed, if any, annually. The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT IN RESTRICTED SECURITIES

Notes secured by a mortgage or deed of trust held by the Fund (“Restricted Securities”), while exempt from registration under the Securities Act of 1933 (the “1933 Act”), are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in Restricted Securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund has no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

Advisory Fees – Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs certain of the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended March 31, 2016, the Advisor earned advisory fees of $1,027,559.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until January 31, 2017, so that the total annual operating expenses of the Fund do not exceed 1.85% of the average daily net assets of the Fund. The Fund incurred extraordinary expenses totaling $172,562 during the six months ended March 31, 2016 associated with the transition to the new Advisor. These extraordinary transition expenses are not subject to the operating expense limitation. Waivers and expense reimbursements may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the six months ended March 31, 2016, the Advisor waived advisory fees of $331,234.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Fund has adopted, on behalf of the Fund, a Shareholder Servicing Plan to pay for certain shareholder services. Under the Plan, the Fund will pay 0.01% per year of its average daily net assets for such shareholder service activities. For the six months ended March 31, 2016, the Fund incurred shareholder servicing fees of $4,557.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Security Servicing Agent – The Fund pays Statebridge Company, LLC (“Statebridge”), an unaffiliated third party, a fee for the collections from and maintenance of its securities by providing services such as contacting delinquent borrowers and managing the foreclosure process or other recovery processes for the Fund in the event of a borrower’s default. For the six months ended March 31, 2016, the Fund incurred total security servicing fees of $258,095.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or advisor a quarterly fee of $5,000, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2016 amounted to $6,072,084 and $6,973,806 respectively.

6.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

During the six months ended March 31, 2016, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% (and an additional 2% at the Fund’s discretion) of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #1	Offer #2
Commencement Date	09/11/15	12/15/15
Repurchase Request Deadline	10/16/15	01/20/16
Repurchase Pricing Date	10/16/15	01/20/16
Net Asset Value as of Repurchase Pricing Date	$12.35	$12.06
Amount Repurchased	$8,668,005	$8,898,952
Percentage of Outstanding Share Repurchased	5.00%	5.00%

The following repurchase offer occurred subsequent to the reporting period:

Repurchase
Offer
03/21/16
04/22/16
04/22/16
$12.26
$8,935,364
5.00%

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2015	September 30, 2014
Ordinary Income	$5,734,414	$3,881,567
Long-Term Capital Gain	243,791	129,794
	$5,978,205	$4,011,361

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$765,647	$4,245,060	$—	$—	$—	$2,086,557	$7,097,264

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the period ended September 30, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$392,425	$(392,425)

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

8.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that other than those disclosed in these financial statements, there were no other subsequent events to report through the issuance of these financial statements.

9.	RESTATEMENT OF FINANCIAL STATEMENTS

As noted above, the Fund began using an independent third-party valuation service on October 13, 2015 which, in general, priced all of the Fund’s Mortgage Notes on a daily basis. However, there were two general exceptions. One related to loans having a portion of their unpaid principle balance deferred to maturity (“deferred balance”), and the other related to loans that had provisions for contractual increases in future interest rates (“step rates”). Both of these situations typically resulted from prior loan modifications.

In the case of loans with deferred balance features, the Fund used several procedures during the period. For the period October 1, 2015 through October 12, 2015, the Fund employed the prior advisor’s proprietary model in a manner consistent with historical practice. For the period October 13, 2015 (when the Fund’s current valuation service’s model was first deployed) through September 23, 2016, the Fund’s Administrator applied certain pricing information obtained from the Fund’s valuation service to the amount of deferred balances that it maintained on the Fund’s books.

During the course of working with the Fund’s valuation service to include the pricing of the deferred balances in their model, the Fund determined that some information relating to step rate loans was not being considered in determining the fair value of the Mortgage Notes. When discovered, management sought to have such information additionally included in the valuation servicer’s model. This occurred simultaneously on September 26, 2016 with the inclusion of the deferred balance information, after such step rate loan information was also validated.

As a result of the change in the valuation process, the Fund reported a decrease in its NAV of $0.31 per share on September 26, 2016. Since the change was viewed as material, the Board determined that the Fund should revalue its Mortgage Notes for the period of October 13, 2015 through September 23, 2016 using revised pricing obtained from the Fund’s valuation service. After repricing, it was determined that the Fund’s daily NAV (and NAV per share) were overstated during this period.

As a result, the Fund has reprocessed certain shareholder transactions that occurred during this period and has calculated the amounts, if any, due to, or from, the Fund or such shareholders as of March 31, 2016. Additionally, the Fund has calculated the amount of excess asset based fees incurred resulting in the overstatement of net asset to be reimbursed by the Advisor.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

The principal effects of this restatement on amounts previously reported as of or for the six months ended March 31, 2016 are as follows:

	Statement of Assets & Liabilities
	March 31, 2016

	As Previously
Assets:	Reported	As Restated
Investments at Value (identified cost $147,491,746 and $147,186,387, respectively)	$164,720,443	$159,223,034
Receivable for Securities Sold and Principal Paydowns	1,239,542	1,544,901
Due from Investment Adviser	—	516,778
Total Assets	192,200,217	187,524,945
Liabilities:
Payable to Shareholders	—	778,472
Accrued Advisory Fees	92,804	—
Total Liabilities	13,639,151	14,324,819
Net Assets	$178,561,066	$173,200,126

Composition of Net Assets:
Paid-in-Beneficial Interest	$160,631,159	$160,462,270
Net Unrealized Appreciation on Investments	17,228,698	12,036,647
Net Asset Value and Repurchase Price per Share	$12.28	$11.91
Offering Price per Share (Maximum sales charge of 4.50%)	$12.86	$12.47

	Statement of Operations
	For the Six Months Ended
	March 31, 2016

	As Previously
	Reported	As Restated
Expenses:
Investment Advisory Fees	$1,051,488	$1,027,559
Total Expenses	2,333,609	2,309,680
Less: Expenses Waived by Adviser	(355,163)	(331,234)
Net Realized and Unrealized Gain on Investments:
Net Change in Unrealized Appreciation on Investments	15,142,140	9,950,090
Net Realized and Unrealized Gain on Investments	15,979,113	10,787,063
Net Increase in Net Assets Resulting From Operations	$18,419,769	$13,227,719

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

	Statement of Changes in Net Assets
	For the Six Months Ended
	March 31, 2016

	As Previously
	Reported	As Restated
Operations:
Net Change in Unrealized Appreciation on Investments	$15,142,140	$9,950,090
Net Increase in Net Assets Resulting From Operations	18,419,769	13,227,719
Beneficial Interest Transactions:
Proceeds From Shares Issued	20,548,213	21,157,795
Cost of Shares Redeemed	(17,566,957)	(18,345,429)
Total Beneficial Interest Transactions	7,345,926	7,177,036
Total Increase in Net Assets	18,178,568	12,817,628
Net Assets:
End of Period	$178,561,066	$173,200,126

	Statement of Cash Flows
	For the Six Months Ended
	March 31, 2016

	As Previously
Increase (Decrease) in Cash	Reported	As Restated
Cash Flows Provided by (Used for) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$18,419,769	$13,227,719

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used for Operating Activities:
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	6,668,308	6,973,806
Decrease in Receivable for Securities Sold and Principal Paydowns	1,426,106	1,120,747
Decrease in Accrued Expenses and Other Liabilities	(399,054)	(399,193)
Change in Unrealized Appreciation on Investments	(15,142,140)	(9,950,090)

Supplemental Disclosure of Cash Flow Information:
Non-Cash Financing Activities Included Proceeds from Shares Issued	—	$778,472
Non-Cash Financing Activities Included Cost of Shares Redeemed	—	$609,582

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

	Financial Highlights
	Six Months ended March 31, 2016

	As Previously
	Reported	As Restated
From Operations:
Net gain from investments (both realized and unrealized)	$1.13	$0.76
Total from operations	1.30	0.93
Net Assets Value, End of Period	$12.28	$11.91
Total Return	11.53%	8.44%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$178,561	$173,200

Supplemental Information (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT*

The Investment Advisory Agreement (“New Agreement”) was approved by a majority of the Board, including the Independent Trustees, at an in-person meeting held on June 29, 2015. The Board reviewed the materials provided by the Advisor in advance of the meeting. The Trustees were assisted by independent legal counsel throughout the New Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the Advisor’s history and portfolio management experience. They noted that the Advisor and its affiliates currently serves a variety of retail, registered investment advisers and institutional investor clients, managing approximately $787 million in assets across its non-listed real estate investment trust (“REIT”), closed end funds and DST/Net Lease platform (a real estate related investment vehicle). The Trustees reviewed the background and experience of the Advisor’s team proposed to advise and service the Fund. They noted that although the Advisor had not provided advisory services to a registered investment company directly, they considered the varied and extensive experience of the portfolio management and compliance teams, and the Advisor’s ability to leverage the experience and expertise of its affiliates to the benefit of the Fund and shareholders. The Trustees discussed the investment advisory and related services to be provided to the Fund noting that the Advisor would oversee the day-to-day operations of the Fund, provide a variety of investment advisory services including execution and management of the Fund’s investment portfolio, and provide oversight and compliance. They considered that although the Advisor does not have experience in the residential mortgage markets, it does have previous experience with REIT and real-estate related investments. The Trustees noted positively the significant support the Advisor has in the Advisor-affiliated entities which further strengthen the services available to the Fund and shareholders. The Trustees discussed the Advisor’s proposal for the ongoing management and implementation of strategy changes for the Fund over time, and agreed that it had given thoughtful consideration to the development of a strategic and promising plan for the Fund. After further discussion, the Trustees concluded that the Advisor has the potential to provide advisory services to the Fund in line with the Board’s expectations.

Performance. The Trustees reviewed the performance of a variety of accounts currently managed by the Advisor. They noted that the Advisor does not currently manage a fund with a strategy substantially similar to that of the Fund, so the performance information provided was merely illustrative of the Advisor’s general capabilities. They also reviewed the performance of multiple REITs managed by the Advisor noting the positive returns in each period shown. The Trustees considered that while the Advisor does not have experience in the residential mortgage market, its experience and successful track record in the commercial real-estate and REIT markets suggest it has the capacity to provide positive returns for shareholders.

Fees and Expenses. The Trustees noted that the Advisor proposed to charge an advisory fee of 1.25%, equal to that currently paid by the Fund. They considered that the proposed fee was higher than the Morningstar category of real estate related funds average but within the range of fees of the peer group. The Trustees noted that Morningstar does not have a closed-end interval fund category and, therefore, the Morningstar comparison, while informative is not directly on point as to the relative reasonableness of the proposed fee. The Trustees further considered that the Advisor would maintain a contractual fee waiver until January 31, 2017 limiting the Fund’s total expense ratio to 1.85%. After further discussion, the Trustees concluded that the proposed advisory fee was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the Advisor, and discussed the Advisor’s estimated profitability in connection with its relationship with the Fund. They noted that the Advisor anticipates realizing a net profit during the initial term of the New Agreement but agreed that the amount of profit was not excessive in terms of actual dollars or as a percentage of revenue. The Trustees further noted that the Advisor had agreed, if shareholders approve the New Agreement, to pay a portion of an existing shortfall in the Fund’s mortgage loan servicing account. They considered that the Advisor’s profitability analysis did not take this expense into account, and if it had, the Advisor would realize a net loss in connection with its relationship with the Fund for the first year. After further discussion, the Trustees concluded the Advisor’s estimated profitability was reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees noted the absence of breakpoints in the Advisor’s fee proposal. They considered the Advisor’s representation that the Fund could benefit from economies as certain expenses of the Fund will be leveraged across the Advisor’s shared services platform and firm resources. After further discussion, the Trustees agreed that the matter of economies of scale would be revisited in connection with the renewal of the New Agreement as the Advisor’s costs are more clearly identified and prospects for Fund growth are better understood.

Conclusion. Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the New Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the New Agreement is in the best interests of the shareholders of Vertical Capital Income Fund.

PROXY VOTE

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Friday, October 30, 2015, shareholders of record as of the close of business on September 4, 2015 voted to approve the following proposal:

Proposal 1: To Elect a new Trustee

Shares Voted	Shares Voted Against
In Favor	or Abstentions
12,293,980	878,966

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Monday, November 16, 2015, shareholders of record as of the close of business on September 4, 2015 voted to approve the following proposal:

Proposal: To approve a new investment Advisory Agreement between the Fund and Behringer Advisors, LLC.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
6,909,137	255,810

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. May 2012

FACTS	WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-277-VCIF

Rev. May 2012

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Vertical Capital Income Fund doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser
Oakline Advisors, LLC
14675 Dallas Parkway, Suite 600
Dallas, Texas 75001

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, President

Date 5/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, President

Date 5/26/17

By (Signature and Title)

* /s/ S. Jason Hall

S. Jason Hall Treasurer

Date 5/26/17

* Print the name and title of each signing officer under his or her signature.